Registration Nos. 333-84639
                                                           811-9521

                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                x

                 Pre-Effective Amendment No. ____           o
                  Post-Effective Amendment No. 2            x
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            x

                            Amendment No. 4                 x

                 (Check appropriate box or boxes)

                       MANAGERS AMG FUNDS
------------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
------------------------------------------------------------
             (Address of Principal Executive Offices)

                   John Kingston, III, Secretary
                        Managers AMG Funds
                        40 Richards Avenue
                         Norwalk, CT 06854

               Copy To:  Philip H. Newman, Esquire
                   Goodwin, Procter & Hoar, LLP
                          Exchange Place
                      Boston, MA 02109-2881
------------------------------------------------------------
             (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

o    Immediately upon filing               o    On(date) pursuant to
     pursuant to paragraph (b)                  paragraph (b)

o   60 days after filing pursuant to       o    On (date) pursuant to
    paragraph (a)(1)                            paragraph (a)(1)

x   75 days after filing pursuant to       o    On (date)pursuant to
    paragraph (a)(2) of Rule 485                paragraph (a)(2) of
                                                Rule 485
If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       MANAGERS AMG FUNDS

        FIRST QUADRANT TAX-MANAGED TOTAL MARKET PLUS FUND

                     _____________________

                           PROSPECTUS

                     DATED __________, 2000



    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                      TABLE OF CONTENTS
                                                             Page
KEY INFORMATION ABOUT THE FIRST QUADRANT TAX-MANAGED TOTAL MARKET
PLUS FUND                                                       3
    Summary of the Goals, Principal Strategies and Principal Risk
        Factors of the Fund                                     3

FEES AND EXPENSES OF THE FUND                                   5
    Fees and Expenses                                           5

FIRST QUADRANT TAX-MANAGED TOTAL MARKET PLUS FUND               6
    Objective                                                   6
    Principal Investment Strategies                             6
    Should You Invest in this Fund?                             6

MANAGERS AMG FUNDS                                              7

YOUR ACCOUNT                                                    8
    Minimum Investments in the Fund                             8

HOW TO PURCHASE SHARES                                          9

DISTRIBUTION PLANS                                              9

HOW TO SELL SHARES                                             10

INVESTOR SERVICES                                              10

THE FUND AND ITS POLICIES                                      11

ACCOUNT STATEMENTS                                             11

DIVIDENDS AND DISTRIBUTIONS                                    11

TAX INFORMATION                                                12

KEY INFORMATION ABOUT THE FIRST QUADRANT TAX-MANAGED TOTAL MARKET
                            PLUS FUND

    This Prospectus contains important information for anyone interested in investing in the FIRST QUADRANT TAX-MANAGED TOTAL MARKET PLUS FUND (the "Fund"), a series of MANAGERS AMG FUNDS.
Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISK FACTORS OF THE
 FUND

     The following is a summary of the goals, principal strategies and principal risk factors of the Fund.


 GOALS                PRINCIPAL STRATEGIES     PRINCIPAL RISK
                                                   FACTORS
The Fund seeks to     Invests in the common      Market Risk
achieve superior long-stocks of between 200 and  Management Risk
term, after-tax       400 U.S. companies that    Tax-Management
returns               are representative of the  Risk
                      U.S. equity markets,
                      as reflected by the
                      Russell 3000 Index

                     Applies a variety of tax-
                     sensitive investment
                     techniques designed to
                     minimize taxable income
                     and realized capital
                     gains for shareholders

                     Uses quantitative
                     analytical models
                     designed to enhance long-
                     term returns through the
                     stock selection process

    All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

MARKET RISK

    The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on the skill of First Quadrant, L.P. ("First Quadrant") in assessing the potential of the securities in which the Fund invests. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK

     The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. First Quadrant will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

TAX-MANAGEMENT RISK

     First Quadrant applies a variety of tax-management investment strategies designed to minimize taxable income and capital gains for shareholders. Notwithstanding the use of these strategies, the Fund may have taxable income and may realize taxable capital gains from time to time. The ability of the Fund to avoid realizing taxable gains may be affected by the timing of cash flows into and out of the Fund attributable to the payment of expenses and daily net sales and redemptions. In addition, Investors purchasing shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets.

                 FEES AND EXPENSES OF THE FUND

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)              None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions                              None
Maximum Account Fee                                   None


FEES AND EXPENSES

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee
Distribution (12b-1) Fees1
Other Expenses2
Total Annual Fund Operating Expenses
Fee Waiver and Reimbursement3                         _____
Net Annual Fund Operating Expenses                    _____

     1 Although the Fund is subject to a Rule 12b-1 Plan of Distribution that permits payments of up to 0.25% of the Fund's average daily net assets, no payments have been authorized under the plan to date and no payments are expected to be authorized during the first year of operation.

     2   Because the Fund has not commenced operations as of  the
date of this prospectus, the "Other Expenses" of the Fund are based on annualized projected expenses and average net assets for the fiscal year ending __________, 2001.

     3 The Managers Funds LLC and First Quadrant have contractually agreed, for a period of not less than _______ (__) months, to limit Net Annual Fund Operating Expenses to ___% subject to later reimbursement by the Fund in certain circumstances. See "Managers AMG Funds."

EXAMPLE

     The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would beH:

        1 YEAR      3 YEARS
         $___         $___

     HThe Example reflects the impact of the Fund's contractual expense limitation for the initial _______ (__) month period covered by the Example.

     The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

       FIRST QUADRANT TAX-MANAGED TOTAL MARKET PLUS FUND

OBJECTIVE

     The Fund seeks to achieve superior long-term, after-tax returns for investors through investments in a diversified portfolio of U.S. equity securities.

PRINCIPAL INVESTMENT STRATEGIES

     First Quadrant will pursue the Fund's objective by constructing a portfolio of between 200 and 400 stocks that reflects the characteristics of the Russell 3000 Index (the "Benchmark") in terms of industry, earnings growth, valuation and similar measurements. The Russell 3000 Index is comprised of stocks from the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     First Quadrant will manage the Fund's portfolio to produce a pre-tax return that approximates the performance of the Benchmark and an after-tax return that is as close as possible to the Fund's pre-tax return. First Quadrant will apply a variety of tax-sensitive investment techniques designed to minimize taxable income and gains for shareholders, including the following:

     *    Investing in stocks that pay below-average dividends;
     * Employing a buy-and-hold strategy that will avoid realizing short-term gains and defer as long as possible the realization of long-term gains; and
     * Harvesting losses on specific securities or specific tax lots of securities to offset realized gains.

     Consistent with achieving tax-efficient returns for shareholders, First Quadrant will employ a quantitative analytical model to construct the Fund's portfolio and manage the Fund's on-going cash flow needs in a manner that reduces general equity market risks. As part of this strategy, First Quadrant will perform a top-down analysis of macro-economic conditions to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions and, consistent with maintaining tax efficiency for investors, modify the industry weightings in the Fund's portfolio relative to the Benchmark. In general, these weightings will not differ from the industry weightings of the Benchmark by more than 5%.
In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund's exposure (relative to the Benchmark) to specific securities within an industry. These investment decisions will be based upon an analysis by First Quadrant of a variety of security-specific valuation metrics.

     The Fund can be expected to distribute to shareholders a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

SHOULD YOU INVEST IN THIS FUND?

     This Fund MAY be suitable if you:

     * Are seeking an opportunity for some equity returns in your investment portfolio

     * Are seeking an equity portfolio which minimizes the impact of taxes

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     *    Have an investment time horizon of five years or more

     This Fund MAY NOT be suitable if you:

     *    Are seeking stability of principal

     *    Are not required to pay taxes

     *    Are investing with a shorter time horizon in mind

     *    Are uncomfortable with stock market risk

     *    Are seeking current income

[text box]
---------------------------------------------------------------
WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.
---------------------------------------------------------------

                       MANAGERS AMG FUNDS

    Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. First Quadrant Tax-Managed Total Market Plus Fund is one of [three] funds available in the fund family.

    The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration and distribution. The Investment Manager also monitors the performance, security holdings and investment strategies of First Quadrant, the sub-adviser of the Fund and, when appropriate, evaluates any potential new asset managers for the fund family.

    First Quadrant has day-to-day responsibility for managing the Fund's portfolio. First Quadrant is located at 800 E. Colorado Boulevard, Suite 900, Pasadena, California, 91101. Affiliated Managers Group, Inc. indirectly owns a majority interest in First
Quadrant.   As  of            , 2000, First Quadrant  had  assets
under  management  of  $       billion.   Robert  D.  Arnott  and
Christopher G. Luck are the lead portfolio managers for the Fund. Mr. Arnott is the Managing Partner of First Quadrant, a position he has held since March 1996, and previously was the Chief Executive Officer of its predecessor, First Quadrant Corporation,
since                 .   Mr. Luck is a Partner of First Quadrant
and  Director of Global Equity Marketing, positions he  has  held
since March 1996, and previously was the                       of
its    predecessor,    First    Quadrant    Corporation,    since
 .

    The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of ____% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant ____% of the average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services.

     The Investment Manager has contractually agreed, for a period of not less than ________ (__) months, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund exceed _____% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed _____% of the Fund's average daily net assets.

                          YOUR ACCOUNT

     As an investor, you pay no sales charges to invest in the Fund and you pay no charges to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

     The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND

     Cash investments in the Fund must be in U.S. Dollars. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     Subject to approval by the Investment Manager and First Quadrant, you may be permitted to purchase shares of the Fund by means of an in-kind contribution of securities, which will be valued in accordance with the Fund's pricing procedures. As with a cash purchase of shares, an in-kind contribution will also be subject to the Fund's minimum investment requirements.

     The following provides the minimum initial and additional investments in the Fund:

                          INITIAL INVESTMENT ADDITIONAL INVESTMENT
Regular accounts                $5,000             $1,000
Traditional IRA                 $5,000             $1,000
Roth IRA                        $5,000             $1,000

    The Fund or the underwriter may, in their discretion, waive the minimum and initial investment amounts at any time.

[text box]
----------------------------------------------------------------
A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and
distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and
tax-free growth of assets and distributions.  The account must be held for five years and certain other conditions must be met in order to qualify.
-----------------------------------------------------------------

You should consult your tax professional for more information  on
IRA accounts.
                                    8


                     HOW TO PURCHASE SHARES

                     INITIAL PURCHASE      ADDITIONAL PURCHASES


THROUGH YOUR         Contact your          Send  any  additional
INVESTMENT ADVISOR   investment advisor    monies    to    your
                     or  other investment  investment
                     professional.         professional  at  the
                                           address appearing  on
                                           your account statement.




INVESTMENT           Call  (800) 358-7668  Call  (800)  358-7668
ADVISORS, BANK       for further           for further
TRUST AND 401(K)     instructions.         instructions.
AGENTS ONLY



DIRECT               Complete the account  Write  a  letter   of
SHAREHOLDERS:        application.          instruction   and   a
                                           check   payable    to
*BY MAIL             Mail the application  Managers  AMG   Funds
                     and  a check payable  to:
                     to    Managers   AMG
                     Funds to:             Managers AMG Funds
                                           c/o Boston Financial
                     Managers AMG Funds    Data Services, Inc.
                     c/o Boston Financial  P.O. Box 8517
                     Data Services, Inc.   Boston,  MA    02266-
                     P.O. Box 8517         8517
                     Boston,  MA   02266-
                     8517                  Include  your account
                                           #  and  Fund name  on
                                           your check.

*BY TELEPHONE                              If  your account  has
                                           already          been
                                           established,     call
                                           the   Transfer  Agent
                                           at   (800)  252-0682.
                                           The           minimum
                                           additional
                                           investment         is
                                           $1,000.


    FOR BANK WIRES:  Please call and notify the Fund at (800) 358-
    7668.   Then  instruct your bank to wire the money  to  State
    Street  Bank  and  Trust  Company,   Boston,  MA  02101;  ABA
    #011000028;  BFN  Managers  AMG  Funds  A/C  9905-472-8,  FBO
    Shareholder  name, account number and fund name.   Please  be
    aware that your bank may charge you a fee for this service.

    It is important to keep in mind that if you invest through a third party such as a bank, broker-dealer or other fund distribution organizations rather than directly with us, the policies and fees may be different than those described in this material.

                       DISTRIBUTION PLANS

    The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund. Under the plan, the Board of Trustees may authorize payments at an annual rate of up to 0.25% of the Fund's average daily net assets. The Trustees have not authorized the payment of any fees to date.

                       HOW TO SELL SHARES

    You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

                                         Instructions

THROUGH YOUR INVESTMENT         Contact your investment
ADVISOR                         advisor or other investment
                                professional.


INVESTMENT ADVISORS, BANK      Call (800) 358-7668 for
TRSUT AND 401(K)AGENTS ONLY    further instructions.



DIRECT SHAREHOLDERS:            Write a letter of instruction
                                containing:
*BY MAIL
                                  * the name of the Fund
                                  * dollar amount or number of
                                    shares to be sold
                                  * your name
                                  * your account number
                                  * signatures of all owners on
                                account

                                Mail letter to:

                                  Managers AMG Funds
                                  c/o Boston Financial Data
                                  Services, Inc.
                                  P.O. Box 8517
                                  Boston, MA  02266-8517

*BY TELEPHONE                   If you elected telephone
                                redemption privileges on your
                                account application, call us
                                at (800) 252-0682.

    Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

    Telephone redemptions are available only for redemptions which are below $25,000.


                        INVESTOR SERVICES

    Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

    Automatic Investments allows you to make automatic deductions from a designated bank account.

    Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

    Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

    The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.


                   THE FUND AND ITS POLICIES

    The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

    *   redeem an account if the value of the account falls below
        $5,000 due to redemptions;

    * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

    *   change our minimum investment amounts;

    * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

    * make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders;

    * refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion);
        and

    * after prior warning and notification, close an account due to excessive trading.


                       ACCOUNT STATEMENTS

    You will receive quarterly statements detailing your account activity. All investors (other than IRA accounts) will also receive a yearly statement, including a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.


                  DIVIDENDS AND DISTRIBUTIONS

    Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

    We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.


                        TAX INFORMATION

    Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

    All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

    Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

    Federal law requires the Fund to withhold taxes on distributions paid to shareholders who;

    * fail to provide a social security number or taxpayer identification number;

    * fail to certify that their social security number or taxpayer identification number is correct; or

    *   fail to certify that they are exempt from withholding.

                       MANAGERS AMG FUNDS

          FIRST QUADRANT TAX-MANAGED TOTAL MARKET FUND


INVESTMENT MANAGER AND FUND DISTRIBUTOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut  06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena, CA, 91101

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

LEGAL COUNSEL
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA  02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts  02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Eric Rakowski
                                     13
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For More Information

     Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

               By Telephone:  Call 1-800-835-3879

               By Mail:  Managers AMG Funds
                         40 Richards Avenue
                         Norwalk, CT  06854

               On the Internet:    Electronic copies are
                              available on our website at
                              http://www.managersamg.com

     A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 (202-942-8090).

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

                       MANAGERS AMG FUNDS

       FIRST QUADRANT TAX-MANAGED TOTAL MARKET PLUS FUND
                  ____________________________

              STATEMENT OF ADDITIONAL INFORMATION

                     DATED __________, 2000
________________________________________________________________
___________________

    You can obtain a free copy of the Prospectus of the First Quadrant Tax-Managed Total Market Plus Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

    This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

                 TABLE OF CONTENTS
Page
GENERAL INFORMATION                                            1
INVESTMENT OBJECTIVES AND POLICIES                             1
    Investment Techniques and Associated Risks                 2
    Diversification Requirements for the Fund                  6
    Fundamental Investment Restrictions                        6
    Temporary Defensive Position                               7
    Portfolio Turnover                                         7
    Trustees' Compensation                                     9
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES            9
    Control Persons                                            9
    Management Ownership                                       9
MANAGEMENT OF THE FUND                                        10
    Investment Manager                                        10
    Compensation of Investment Manager and Sub-Adviser        10
    Fee Waivers and Expense Limitations                       10
    Investment Management and Sub-Advisory Agreements         11
    Custodian                                                 12
    Transfer Agent                                            13
    Independent Public Accountants                            13
BROKERAGE ALLOCATION AND OTHER PRACTICES                      13
PURCHASE, REDEMPTION AND PRICING OF SHARES                    14
    Purchasing Shares                                         14
    Redeeming Shares                                          14
    Exchange of Shares                                        15
    Net Asset Value                                           15
    Dividends and Distributions                               16
    Distribution Plan                                         16
CERTAIN TAX MATTERS                                           16
    Federal Income Taxation of Fund-in General                16
    Taxation of the Fund's Investments                        17
    Federal Income Taxation of Shareholders                   17
    Foreign Shareholders                                      18
    State and Local Taxes                                     18
    Other Taxation                                            18
PERFORMANCE DATA                                              18
    Total Return                                              18
    Performance Comparisons                                   19
    Massachusetts Business Trust                              19
    Description of Shares                                     19
    Additional Information                                    21

                      GENERAL INFORMATION


    This Statement of Additional Information relates only to  the
First  Quadrant Tax-Managed Total Market Plus Fund (the  "Fund").
The Fund is a series of shares of beneficial interest of Managers
AMG   Funds,   a  no-load  mutual  fund  family,  formed   as   a
Massachusetts  business  trust  (the  "Trust").   The  Trust  was
organized on June 18, 1999.

    This  Statement  of  Additional  Information  describes   the
financial history, management and operation of the Fund, as  well as  the Fund's investment objectives and policies.  It should  be
read  in  conjunction  with the Fund's current  Prospectus.   The
Trust's  executive  office  is located  at  40  Richards  Avenue,
Norwalk, CT  06854.

    The  Managers Funds LLC, a subsidiary of Affiliated  Managers
Group,  Inc.,  serves as investment manager to the  Fund  and  is
responsible   for   the   Fund's   overall   administration   and
distribution.  See "Management of the Fund."

               INVESTMENT OBJECTIVES AND POLICIES

    The   following  is  additional  information  regarding   the
investment objectives and policies used by the Fund in an attempt to  achieve its objective as stated in its Prospectus.  The  Fund is a diversified open-end management investment company.

    The Fund seeks to achieve superior long-term after-tax returns for investors through investments in a diversified portfolio of U.S. equity securities.

     First   Quadrant  will  pursue  the  Fund's   objective   by
constructing  a  portfolio of between 200  and  400  stocks  that reflects  the  characteristics of the  Russell  3000  Index  (the
"Benchmark") in terms of industry, earnings growth, valuation and similar  measurements.  The Russell 3000 Index  is  comprised  of stocks from the 3000 largest U.S. companies based on total market
capitalization,  which  represents  approximately  98%   of   the
investable U.S. equity market.

     First Quadrant will manage the Fund's portfolio to produce a pre-tax return that approximates the performance of the Benchmark and an after-tax return that is as close as possible to the Fund's pre-tax return. First Quadrant will apply a variety of tax-sensitive investment techniques designed to minimize taxable income and gains for shareholders, including the following:

     *    Investing in stocks that pay below-average dividends;
     *    Employing  a  buy-and-hold  strategy  that  will   avoid
          realizing  short-term  gains  and  defer  as  long   as
          possible the realization of long-term gains; and
     *    Harvesting  losses  on specific securities  or  specific
          tax lots of securities to offset realized gains.

     Consistent   with   achieving  tax-efficient   returns   for
shareholders,   First   Quadrant  will  employ   a   quantitative
analytical model to construct the Fund's portfolio and manage the
Fund's  on-going cash flow needs in a manner that reduces general equity  market  risks.  As part of this strategy, First  Quadrant will perform a top-down analysis of macro-economic conditions  to identify  those industries and sectors of the U.S.  economy  that are likely to benefit from present and future economic conditions and,  consistent with maintaining tax efficiency  for  investors, modify  the industry weightings in the Fund's portfolio  relative to  the  Benchmark.  In general, these weightings will not differ from  the  industry weightings of the Benchmark by more than  5%.
In   addition,  consistent  with  minimizing  taxable  gains  and enhancing  returns, First Quadrant may underweight and overweight the  Fund's  exposure  (relative to the  Benchmark)  to  specific securities  within an industry.  These investment decisions  will be  based  upon  an analysis by First Quadrant of  a  variety  of security-specific valuation metrics.

     The  Fund  can  be expected to distribute to shareholders  a smaller  percentage of its returns each year  than  other  equity
mutual   funds   that   are  managed  without   regard   to   tax
considerations.  There can be no assurance, however, that taxable distributions can always be avoided.
                              1

Investment Techniques and Associated Risks

    The  following  are descriptions of the types  of  securities
that  may  be  purchased  by the Fund.   Also  see  "Quality  and
Diversification Requirements of the Fund."

    (1)   Cash  Equivalents.   The  Fund  may  invest   in   cash
equivalents.  Cash equivalents include certificates  of  deposit, bankers acceptances, commercial paper, short-term corporate  debt securities and repurchase agreements.

    Bankers   Acceptances.   The  Fund  may  invest  in   bankers
acceptances.    Bankers   acceptances   are   short-term   credit
instruments  used  to  finance the import,  export,  transfer  or storage  of  goods.  These instruments become "accepted"  when  a bank guarantees their payment upon maturity.

    Eurodollar   bankers  acceptances  are  bankers   acceptances
denominated  in  U.S.  Dollars  and  are  "accepted"  by  foreign branches of major U.S. commercial banks.

    Certificates of Deposit.  The Fund may invest in certificates
of  deposit.   Certificates of deposit are issues  against  money
deposited  into  a bank (including eligible foreign  branches  of
U.S. banks) for a definite period of time.  They earn a specified rate of return and are normally negotiable.

    Commercial  Paper.  The Fund may invest in commercial  paper.
Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

    Repurchase  Agreements.  The Fund may enter  into  repurchase agreements  with brokers, dealers or banks that meet  the  credit guidelines  which  have  been approved by  the  Fund's  Board  of
Trustees.   In a repurchase agreement, the Fund buys  a  security
from a bank or a broker-dealer that has agreed to repurchase  the
same  security  at a mutually agreed upon date  and  price.   The
resale  price  normally  is the purchase price  plus  a  mutually agreed  upon interest rate.  This interest rate is effective  for the  period of time the Fund is invested in the agreement and  is
not  related to the coupon rate on the underlying security.   The
period  of these repurchase agreements will be short, and  at  no time will the Fund enter into repurchase agreements for more than seven days.

    Repurchase  agreements  could have  certain  risks  that  may adversely affect the Fund.  If a seller defaults,  the  Fund  may incur  a  loss  if  the  value  of the  collateral  securing  the repurchase agreement declines and may incur disposition costs  in
connection  with  liquidating the collateral.   In  addition,  if
bankruptcy proceedings are commenced with respect to a seller  of the security, realization of disposition of the collateral by the
Fund may be delayed or limited.

    (2)  Reverse Repurchase Agreements.  The Fund may enter  into
reverse   repurchase   agreements.   In  a   reverse   repurchase
agreement, the Fund sells a security and agrees to repurchase the
same  security  at a mutually agreed upon date  and  price.   The
price  reflects the interest rates in effect for the term of  the
agreement.   For  the purposes of the Investment Company  Act  of
1940, as amended (the "1940 Act"), a reverse repurchase agreement is  also  considered as the borrowing of money by the  Fund  and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

    The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

    (3) Emerging Market Securities.  The Fund may invest some  of its  assets  in  the  securities of  emerging  market  countries.
Investments  in  securities in emerging market countries  may  be considered  to be speculative and may have additional risks  from those  associated  with  investing  in  the  securities  of  U.S.
issuers.  There may be limited information available to investors which  is  publicly  available,  and  generally  emerging  market issuers  are  not  subject  to uniform accounting,  auditing  and financial standards and requirements like those required by  U.S.
issuers.
                                  2

    Investors  should  be  aware that the  value  of  the  Fund's investments  in  emerging  markets securities  may  be  adversely
affected  by  changes  in  the  political,  economic  or   social
conditions,  expropriation, nationalization,  limitation  on  the removal  of funds or assets, controls, tax regulations and  other foreign  restrictions in emerging market countries.  These  risks may  be  more severe than those experienced in foreign countries.
Emerging  market securities trade with less frequency and  volume than  domestic  securities and therefore may have  greater  price volatility  and lack liquidity.  Furthermore, there is  often  no legal  structure  governing  private  or  foreign  investment  or
private  property  in some emerging market countries.   This  may
adversely affect the Fund's operations and the ability to  obtain a judgement against an issuer in an emerging market country.

    (4)  Foreign  Securities.  The Fund  may  invest  in  foreign securities either directly or indirectly in the form of  American
Depository  Receipts  or  similar  instruments.   Investments  in
securities  of  foreign  issuers and in obligations  of  domestic
banks   involve  different  and  additional  risks   from   those
associated  with investing in securities of U.S. issuers.   There
may  be  limited  information available  to  investors  which  is publicly available, and generally foreign issuers are not subject to  uniform  accounting,  auditing and  financial  standards  and requirements like those applicable to U.S. issuers.  Any  foreign commercial  paper must not be subject to foreign withholding  tax at the time of purchase.

    Investors  should  be  aware that the  value  of  the  Fund's investments  in foreign securities may be adversely  affected  by changes in political or social conditions, confiscatory taxation, diplomatic  relations, expropriation, nationalization, limitation on  the  removal  of  funds or assets, or  the  establishment  of
exchange   controls  or  other  foreign  restrictions   and   tax
regulations  in  foreign  countries.  In  addition,  due  to  the differences in the economy of these foreign countries compared to the  U.S.  economy,  whether favorably or unfavorably,  portfolio securities  may  appreciate  or depreciate  and  could  therefore adversely affect the Fund's operations.  It may also be difficult
to  obtain  a  judgement  against a  foreign  creditor.   Foreign
securities  trade  with less frequency and volume  than  domestic securities  and  therefore  may have  greater  price  volatility.
Furthermore,  changes  in foreign exchange  rates  will  have  an affect  on  those securities that are denominated  in  currencies other than the U.S. Dollar.

    Forward  Foreign Currency Exchange Contracts.  The  Fund  may
purchase   or  sell  equity  securities  of  foreign   countries.
Therefore, substantially all of the Fund's income may be  derived
from  foreign  currency.   A  forward foreign  currency  exchange
contract is an obligation to purchase or sell a specific currency
at  a  mutually  agreed  upon date and price.   The  contract  is
usually  between a bank and its customers.  The contract  may  be
denominated  in  U.S.  Dollars  or  may  be  referred  to  as   a
"cross-currency"  contract.   A  cross-currency  contract  is   a
contract which is denominated in another currency other  than  in
U.S. Dollars.

    In  such a contract, the Fund's custodian will segregate cash or  marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts.  Generally, the  Fund will not enter into contracts that are greater than  90 days.

    Forward foreign currency contracts have additional risks.  It may  be  difficult  to  determine the  market  movements  of  the
currency.   The  value  of  the Fund's assets  may  be  adversely
affected  by  changes  in  foreign currency  exchange  rates  and
regulations  and controls on currency exchange.   Therefore,  the
Fund may incur costs in converting foreign currency.

    If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

    Foreign Currency Considerations.  The Fund may invest some of its  assets in securities denominated in foreign currencies.  The
Fund will compute and distribute the income earned by the Fund at the  foreign exchange rate in effect on that date.  If the  value of  the  foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the  income  is  converted into U.S. Dollars,  the  Fund  may  be
required   to   sell  its  securities  in  order  to   make   its
distributions in U.S. Dollars.  As a result, the liquidity of the
Fund's  securities  may  have an adverse  affect  on  the  Fund's performance.
                                     3

    (5) Futures Contracts. The Fund may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests.
When the Fund buys or sells a futures contract, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

    There are additional risks associated with futures contracts.
It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

    Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price.
Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

    (6)  Illiquid  Securities,  Private  Placements  and  Certain
Unregistered  Securities.   The  Fund  may  invest  in  privately
placed,  restricted, Rule 144A or other unregistered  securities.
The  Fund may not acquire illiquid holdings if, as a result, more than  15%  of  the  Fund's  total assets  would  be  in  illiquid investments.  Subject to this Fundamental policy limitation,  the
Fund  may  acquire investments that are illiquid or have  limited liquidity, such as private placements or investments that are not registered  under  the Securities Act of 1933,  as  amended  (the
"1933  Act") and cannot be offered for public sale in the  United
States  without first being registered under the  1933  Act.   An
investment  is considered "illiquid" if it cannot be disposed  of within  seven  (7)  days  in the normal  course  of  business  at approximately  the  same amount at which it  was  valued  in  the
Fund's  portfolio.  The price the Fund's portfolio  may  pay  for illiquid securities or receives upon resale may be lower than the price  paid or received for similar securities with a more liquid
market.   Accordingly,  the valuations of these  securities  will
reflect any limitations on their liquidity.

    The  Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act.  These securities may be determined  to  be  illiquid in accordance  with  the  guidelines established  by  The  Managers Funds  LLC  and  approved  by  the
Trustees.   The  Trustees  will monitor  these  guidelines  on  a
periodic basis.

    Investors should be aware that the Fund may be subject  to  a risk  if the Fund should decide to sell these securities  when  a buyer  is  not  readily available and at a price which  the  Fund believes  represents the security's value.  In the case where  an illiquid security must be registered under the 1933 Act before it may  be sold, the Fund may be obligated to pay all or part of the registration expenses.  Therefore, a considerable time may elapse between  the time of the decision to sell and the time  the  Fund
may   be   permitted  to  sell  a  security  under  an  effective
registration statement.  If, during such a period, adverse market conditions  develop, the Fund may obtain a less  favorable  price than  was  available  when  it had  first  decided  to  sell  the security.

    (7)  Obligations  of Domestic and Foreign Banks.   Banks  are
subject to extensive governmental regulations.  These regulations place  limitations on the amounts and types of  loans  and  other financial  commitments which may be made  by  the  bank  and  the interest  rates and fees which may be charged on these loans  and
commitments.   The profitability of the banking industry  depends
on the availability and costs of capital funds for the purpose of
financing   loans  under  prevailing  money  market   conditions.
General  economic  conditions  also  play  a  key  role  in   the
operations  of  the banking industry.  Exposure to credit  losses arising  from  potential financial difficulties of borrowers  may affect  the ability of the bank to meet its obligations  under  a letter of credit.

    (8) Option Contracts.

    Covered  Call  Options.  The Fund may write ("sell")  covered call  options  on individual stocks, equity indices  and  futures
contracts,  including  equity index futures  contracts.   Written
call options must be listed on a national securities exchange  or a futures exchange.

    A  call option is a short-term contract that is generally for no  more  than nine months.  This contract gives a buyer  of  the option,  in  return  for a paid premium, the  right  to  buy  the underlying security or contract at an agreed upon price prior  to the  expiration  of  the  option.  The  buyer  can  purchase  the underlying  security or contract regardless of its market
                                    4

price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

    The  Fund  may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a  closing purchase transaction when it buys a call option on the same  security or contract with has the same price and expiration
date.   As  a result, the Fund will realize a loss if the  amount
paid  is  less than the amount received from the sale.  A closing purchase transaction may only be made on an exchange that  has  a
secondary  market  for  the  option  with  the  same  price   and
expiration date.  There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered call options.
The  Fund  is  required to pay brokerage fees in order  to  write covered call options as well as fees for the purchases and  sales
of   the  underlying  securities  or  contracts.   The  portfolio
turnover rate of the Fund may increase due to the Fund writing  a covered call option.

    Covered Put Options.  The Fund may write ("sell") covered put
options   on  individual  stocks,  equity  indices  and   futures
contracts, including equity index futures contracts.

    A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

    The  Fund  may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a  closing purchase transaction when it buys a put option on  the same  security  or  contract with the same price  and  expiration
date.   As  a result, the Fund will realize a loss if the  amount
paid  is  less than the amount received from the sale.  A closing purchase transaction may only be made on an exchange that  has  a
secondary  market  for  the  option  with  the  same  price   and
expiration date.  There is no guarantee that the secondary market will have liquidity for the option.

    There  are risks associated with writing covered put options.
The  Fund  is  required to pay brokerage fees in order  to  write covered  put options as well as fees for the purchases and  sales
of   the  underlying  securities  or  contracts.   The  portfolio
turnover rate of the Fund may increase due to the Fund writing  a covered put option.

    Dealer   Options.    Dealer  Options  are   also   known   as
Over-the-Counter options ("OTC").  Dealer options  are  puts  and calls where the strike price, the expiration date and the premium payment  are  privately negotiated.  The bank's  creditworthiness and financial strength are judged by the Sub- Adviser and must be determined to be as good as the creditworthiness and strength  of the banks to whom the Fund lends its portfolio securities.

    Puts  and  Calls.   The  Fund may buy options  on  individual
stocks, equity indices and equity futures contracts.  The  Fund's purpose  in  buying  these puts and calls is  to  protect  itself against  an  adverse affect in changes of the  general  level  of market prices in which the Fund operates.  A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price.  A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

    (9)  Rights  and Warrants.  The Fund may purchase rights  and
warrants.    Rights   are   short-term  obligations   issued   in
conjunction with new stock issues.  Warrants give the holder  the right  to  buy  an issuer's securities at a stated  price  for  a stated time.

    (10)     Securities Lending.  The Fund may lend its portfolio
securities  in order to realize additional income.  This  lending is  subject  to  the Fund's investment policies and restrictions.
Any loan of portfolio securities must be secured at all times  by collateral  that  is equal to or greater than the  value  of  the
loan.   If a seller defaults, the Fund may use the
                                5

collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

    (11)     Segregated  Accounts.  The  Fund  will  establish  a
segregated  account with its Custodian after it has entered  into either  a  repurchase agreement or certain options,  futures  and
forward  contracts.   The segregated account will  maintain  cash
and/or  liquid  securities  that  are  equal  in  value  to   the
obligations in the agreement.

    (12)     Short  Sales.  The Fund may enter into short  sales.
The  Fund enters into a short sale when it sells a security  that it  does  not  own.  A broker retains the proceeds of  the  sales until the Fund replaces the sold security. The Fund arranges with the  broker  to borrow the security.  The Fund must  replace  the
security at its market price at the time of the replacement.   As
a  result,  the  Fund  may have to pay a premium  to  borrow  the security and the Fund may, but will not necessarily, receive  any interest on the proceeds of the sale.  The Fund must pay  to  the broker  any  dividends or interest payable on the security  until the  security is replaced.  Collateral, consisting  of  cash,  or marketable securities, is used to secure the Fund's obligation to
replace  the  security.   The collateral is  deposited  with  the
broker.  If the price of the security sold increases between  the time of the sale and the time the Fund replaces the security, the
Fund  will  incur  a  loss.  If the price  declines  during  that period,  the Fund will realize a capital gain.  The capital  gain will  be  decreased by the amount of transaction  costs  and  any premiums,  dividends or interest the Fund will  have  to  pay  in connection  with the short sale.  The loss will be  increased  by the  amount  of transaction costs and any premiums, dividends  or interest  the Fund will have to pay in connection with the  short
sale.   For  tax  planning reasons, the Fund may also  engage  in
short  sales  with respect to a security that the Fund  currently holds or has a right to acquire, commonly referred to as a "short against the box."

    (13)      When-Issued  Securities.   The  Fund  may  purchase
securities  on a when-issued basis.  The purchase price  and  the interest rate payable, if any, on the securities are fixed on the purchase  commitment date or at the time the settlement  date  is
fixed.   The  value  of  these securities is  subject  to  market
fluctuation.  For fixed-income securities, no interest accrues to the  Fund  until a settlement takes place.  At the time the  Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value  of the  securities when determining the net asset value of the Fund, and  if  applicable, calculate the maturity for the  purposes  of
determining   the  average  maturity  from  the   date   of   the
Transaction.   At the time of settlement, a when-issued  security
may be valued below the amount of the purchase price.

    To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow.
If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund

    The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

    The  following investment restrictions have been  adopted  by the  Trust with respect to the Fund.  Except as otherwise stated,
these  investment  restrictions are  "fundamental"  policies.   A
"fundamental" policy is defined in the 1940 Act to mean that  the restriction cannot be changed without the vote of a "majority  of the  outstanding voting securities" of the Fund.  A  majority  of the  outstanding voting securities is defined in the 1940 Act  as the lesser of (a) 67% or more of the voting securities present at a  meeting  if  the holders of more than 50% of  the  outstanding voting  securities are present or represented by  proxy,  or  (b)
more than 50% of the outstanding voting securities.

    The Fund may not:
                                   6

    (1)   Issue   senior  securities.   For  purposes   of   this
restriction,  borrowing  money, making  loans,  the  issuance  of shares of beneficial interest in multiple classes or series,  the deferral  of  Trustees' fees, the purchase or  sale  of  options, futures  contracts, forward commitments and repurchase agreements entered  into in accordance with the Fund's investment  policies, are not deemed to be senior securities.

    (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

    (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

    (4)  Purchase or sell real estate, except that the  Fund  may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

    (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

    (6)  Make  loans, except that the Fund may (i) lend portfolio securities  in accordance with the Fund's investment policies  up to 33 1/3% of the Fund's total assets taken at market value, (ii)
enter into repurchase agreements, (iii) purchase all or a portion
of   an   issue  of  debt  securities,  bank  loan  participation
interests,  bank  certificates of deposit, bankers'  acceptances, debentures  or other securities, whether or not the  purchase  is made  upon the original issuance of the securities and (iv)  lend portfolio  securities  and participate in  an  interfund  lending program with other series of the Trust provided that no such loan may  be  made if, as a result, the aggregate of such loans  would exceed 33 1/3% of the value of the Fund's total assets.

    (7)  With  respect  to  75%  of its  total  assets,  purchase securities  of  an  issuer (other than the U.S.  Government,  its
agencies,   instrumentalities  or   authorities   or   repurchase
agreements collateralized by U.S. Government securities and other investment  companies), if:  (a) such purchase would  cause  more than  5% of the Fund's total assets taken at market value  to  be invested  in the securities of such issuer; or (b) such  purchase would  at  the  time result in more than 10% of  the  outstanding voting securities of such issuer being held by the Fund.

    (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

    If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

    Unless   otherwise  provided,  for  purposes  of   investment
restriction  (8) above, the term "industry" shall be  defined  by reference to the SEC Industry Codes set forth in the Directory of
Companies Required to File Annual Reports with the Securities and
Exchange Commission.
                                  7

Temporary Defensive Position

    The Fund may invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, the Fund may not achieve its investment objective.

Portfolio Turnover

    Generally,  the  Fund  purchases  securities  for  investment purposes  and  not for short-term trading profits.  However,  the
Fund  may  sell securities without regard to the length  of  time that  the  security  is held in the portfolio  if  such  sale  is
consistent  with  the  Fund's investment  objectives.   A  higher
degree of portfolio activity may increase brokerage costs to  the
Fund.

    The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold
(whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.


          BOARD OF TRUSTEES AND OFFICERS OF THE TRUST


     The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

JACK  W.  ABER - Trustee; Professor of Finance, Boston University
School of Management since 1972. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The
Managers  Funds, The Managers Trust I and The Managers Trust  II.
His  address  is  595 Commonwealth Avenue, Boston,  Massachusetts
02215.  His date of birth is September 9, 1937.

WILLIAM  E. CHAPMAN, II - Trustee; President and Owner,  Longboat
Retirement Planning Solutions.  From 1990 to 1998, he served in a variety  of  roles  with  Kemper Funds, the  last  of  which  was
President  of  the  Retirement Plans  Group.   Prior  to  joining
Kemper,  he  spent  24  years  with CIGNA  in  investment  sales, marketing  and  general management roles.  He  has  served  as  a
Trustee  of  the  Trust since June 1999.  He  also  serves  as  a
Trustee  of  The  Managers Funds, The Managers Trust  I  and  The
Managers  Trust  II.  His address is 380 Gulf  of  Mexico  Drive,
Longboat Key, Florida 34228.  His date of birth is September  23,
1941.

SEAN  M. HEALEY1 - Trustee; President and Chief Operating Officer
of  Affiliated  Managers Group, Inc. since  October  1999.   From
April  1995  to October 1999, he was Executive Vice President  of
Affiliated  Managers Group, Inc.  From August 1987 through  March
1995,  he  served  in  a  variety of roles  in  the  Mergers  and
Acquisitions  Department of Goldman, Sachs &  Co.,  the  last  of which  was  as  Vice President.  His address is Two International
Place,  23rd Floor, Boston, Massachusetts  02110.  He has  served as  a Trustee of the Trust since June 1999.  He also serves as  a
Trustee  of  The  Managers Funds, The Managers Trust  I  and  The
Managers Trust II.  His date of birth is May 9, 1961.

EDWARD  J.  KAIER - Trustee; Partner, Hepburn Willcox Hamilton  &
Putnam since 1977.  He has served as a Trustee of the Trust since
June  1999.   He also serves as a Trustee of The Managers  Funds,
The  Managers Trust I and The Managers Trust II.  His address  is
1100 One Penn Center, Philadelphia, Pennsylvania 19103.  His date of birth is September 23, 1945.

ERIC RAKOWSKI - Trustee;  Professor, University of California  at
Berkeley  School of Law since 1990.  Visiting Professor,  Harvard
Law  School 1998-1999.  He has served as a Trustee of  the  Trust since  June  1999.  He also serves as a Trustee of  The  Managers
Funds,  The  Managers  Trust I and The Managers  Trust  II.   His
address   is   1535   Delaware   Street,   Berkeley,   California
94703-1281. His date of birth is June 5, 1958.

PETER  M.  LEBOVITZ - President; President of The Managers  Funds
LLC.  From September 1994 to April 1999, he was Managing Director
of  The  Managers  Funds, L.P. (the predecessor to  The  Managers
Funds LLC).  From June 1993 to June 1994, he was the Director  of
Marketing for Hyperion Capital Management, Inc.  From April  1989
to  June  1993, he was Senior Vice President for Greenwich  Asset
Management, Inc.  His date of birth is January 18, 1955.

DONALD  S.  RUMERY - Treasurer and Principal Accounting  Officer;
Chief  Financial Officer of The Managers Funds LLC (formerly  The
Managers  Funds, L.P.) since December 1994.  From March  1990  to
December  1994,  he  was a Vice President of Signature  Financial
Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President.
His date of birth is May 29, 1958.

JOHN  KINGSTON,  III  - Secretary; Vice President  of  Affiliated
Managers  Group,  Inc.  since March  1999.   From  June  1998  to
February  1999, he served in a general counseling  capacity  with
Morgan  Stanley  Dean  Witter Investment  Management  Inc.   From
September  1994  to May 1998 he was an Associate with  Ropes  and
Gray.  His date of birth is October 23, 1965.

PETER M. MCCABE - Assistant Treasurer; Portfolio Administrator of
The  Managers Funds LLC (formerly The Managers Funds, L.P.) since
August  1995.  From July 1994 to August 1995, he was a  Portfolio
Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.

LAURA A. DESALVO - Assistant Secretary; Legal/Compliance Officer of The Managers Funds LLC (formerly The Managers Funds, L.P.)
since September 1997. From August 1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.

Trustees' Compensation



     COMPENSATION TABLE:
                                             Total Compensation
                                                    from the
                 Aggregate    Aggregate           Fund and the
Name of          Compensation Compensation       Fund Complex
Trustee         from the Fund from the Trust(a)Paid to Trustees(b)

Jack W. Aber                                    $4,000 $26,000
William E. Chapman, II                          $4,000 $26,000
Sean M. Healey                 none              none    none
Edward K. Kaier                                 $4,000 $26,000
Eric Rakowski                                   $4,000 $26,000

____________________

(a)  Compensation is estimated for the Fund's fiscal year  ending
     __________, 2001. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes estimated compensation to be paid during the 12-month period ending December 31, 2000 for services as Trustees of The Managers Funds, The Managers
     Trust I and The Managers Trust II.


      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

     As of __________, 2000, through its ownership of 100% of the shares  of  the  Fund,  Affiliated Managers Group,  Inc.  ("AMG")
"controlled" (within the meaning of the 1940 Act) the  Fund.   An
entity  or  person which "controls" a particular Fund could  have effective voting control over that Fund.

     No other person or entity owned shares of the Fund.

Management Ownership

     As of __________, 2000, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


                     MANAGEMENT OF THE FUND

Investment Manager and Sub-Adviser

     The  Trustees provide broad supervision over the  operations and  affairs of the Trust and the Fund.  The Managers  Funds  LLC
(the  "Investment Manager") serves as investment manager  to  and distributor of the Fund.  The Managers Funds LLC is a  subsidiary of AMG, and AMG serves as the Managing Member of the LLC.  AMG is
located   at   Two  International  Place,  23rd  Floor,   Boston,
Massachusetts 02110.

     The  Investment Manager and its corporate predecessors  have had  over  20 years of experience in evaluating sub-advisers  for individuals and institutional investors.  As part of its services to  the  Fund under an investment management agreement  with  the
Trust   dated   ________,   2000  (the   "Investment   Management
Agreement"),  the Investment Manager also carries out  the  daily
administration  of  the  Trust  and  Fund.   For  its  investment
management   services,  the
                               10

Investment   Manager   receives   an investment management fee
from the Fund.  All or a portion of the investment  management fee paid by the Fund  to  the  Investment Manager is used to pay the advisory fees of First Quadrant, L.P., the  sub-adviser which manages the assets of the Fund (the  "Sub- Adviser"  or "First
Quadrant").  The Investment Manager  receives no  additional compensation from the Fund for its administration services.
First Quadrant was selected by the Investment Manager, subject
to  the  review  and approval of  the  Trustees.   First Quadrant
is  the  successor firm to First Quadrant  Corporation,
which  was formed in.  AMG indirectly owns a  majority
interest  in  First Quadrant.  As  of             ,  2000,  First
Quadrant's  assets  under  management  totaled  approximately   $
billion.   First Quadrant's address is 800 E. Colorado Boulevard,
Suite  900,  Pasadena, California, 91101.  Robert D.  Arnott  and
Christopher G. Luck are the lead portfolio managers for the Fund.

     The  Sub-Adviser has discretion, subject to oversight by the
Trustees  and  the  Investment  Manager,  to  purchase  and  sell
portfolio   assets,   consistent  with  the   Fund's   investment
objectives,  policies and restrictions.  Generally, the  services which  the Sub-Adviser provides to the Fund are limited to  asset management  and  related recordkeeping services. The  Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Adviser by the Fund

     As  compensation  for  the  investment  management  services rendered  and  related  expenses under the Investment  Management
Agreement,  the Fund has agreed to pay the Investment Manager  an investment management fee, which is computed daily as percentages of the average of the value of the net assets of the Fund and may be  paid  monthly.  As compensation for the investment management services  rendered  and related expenses under  the  Sub-Advisory
Agreement,  the  Investment  Manager  has  agreed  to   pay   the
Sub-Adviser  a fee (net of all mutually agreed upon  fee  waivers and  reimbursements required by applicable law) for managing  the
portfolio,  which is also computed daily and paid  monthly.   The
fee paid to the Sub-Adviser is paid out of the fee the Investment
Manager receives from the Fund and does not increase the expenses of the Fund.

Fee Waivers and Expense Limitations

     The  Investment  Manager  has contractually  agreed,  for  a period of no less than ______  (__) months, to limit total annual fund operating expenses to _____%, subject to later reimbursement by  the  Fund  in certain circumstances. The waiver may,  at  the discretion  of the Investment Manager, be continued  beyond  such
point.   See  "Managers AMG Funds" in the Prospectus for  further
information.

     The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety  of  reasons, including attempting  to  make  the  Fund's
performance more competitive as compared to similar  funds.   The
effect  of the expense limitation in effect at the date  of  this
Statement of Additional Information on the management fees  which are  expected  to  be  payable by the Fund is  reflected  in  the
Expense Information located at the front of the Fund's Prospectus

Investment Management and Sub-Advisory Agreements

     The  Managers Funds LLC serves as investment manager to  the
Fund  under  the Investment Management Agreement.  The Investment
Management Agreement permits the Investment Manager to from  time to  time  engage  one  or  more sub-advisers  to  assist  in  the
performance   of  its  services.   Pursuant  to  the   Investment
Management Agreement, the Investment Manager has entered  into  a
sub-advisory   agreement  with  First   Quadrant,   L.P.,   dated
__________, 2000 (the "Sub-Advisory Agreement").

     The  Investment  Management Agreement and  the  Sub-Advisory
Agreement provide for an initial term of two years and thereafter shall  continue  in  effect from year to year  so  long  as  such continuation  is specifically approved at least annually  (i)  by either the Trustees of the Trust or by vote of a majority of  the outstanding voting securities (as defined in the 1940 Act) of the
Fund,  and (ii) in either event by the vote of a majority of  the
Trustees  of  the Trust who are not parties to the agreements  or
"interested  persons" (as defined in the 1940 Act)  of  any  such party,  cast  in  person at a meeting called for the  purpose  of voting  on such continuance.  The Investment Management Agreement
and   the  Sub-Advisory  Agreement  may  be  terminated,  without penalty, by the Board of Trustees, by vote of a majority  of  the
                                    11

outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Investment Management
Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

     The   Investment  Management  Agreement  provides  that  the
Investment Manager is specifically responsible for:

     * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

     * providing research and analysis relative to the investment program and investments of the Fund;

     * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

     * making changes on behalf of the Trust in the investments of the Fund.

     Under   the   Sub-Advisory  Agreement,  First  Quadrant   is
responsible  for  performing substantially  these  same  advisory services for the Investment Manager and the Fund.

     The  Investment Management Agreement also provides that  the
Investment Manager shall furnish the Fund with office  space  and facilities,  services of executives and administrative  personnel
and   certain  other  administrative  services.   The  Investment
Manager  compensates  all executive and  clerical  personnel  and
Trustees  of  the  Trust if such persons  are  employees  of  the
Investment Manager or its affiliates.

     The  Fund  pays  all  expenses not borne by  its  Investment
Manager or Sub-Adviser including, but not limited to, the charges
and   expenses  of  the  Fund's  custodian  and  transfer  agent, independent  auditors  and legal counsel for  the  Fund  and  the
Trust's  independent Trustees, 12b-1 fees, if any, all  brokerage commissions  and  transfer  taxes in  connection  with  portfolio transactions,  all taxes and filing fees, the fees  and  expenses for registration or qualification of its shares under federal and
state   securities  laws,  all  expenses  of  shareholders'   and
Trustees' meetings and of preparing, printing and mailing reports to  shareholders  and the compensation of Trustees  who  are  not directors, officers or employees of the Investment Manager,  Sub-
Adviser  or  their  affiliates, other than affiliated  registered investment companies.

     The  Sub-Advisory  Agreement  requires  the  Sub-Adviser  to provide fair and equitable treatment to the Fund in the selection
of   portfolio  investments  and  the  allocation  of  investment opportunities.  However, it does not obligate the Sub-Adviser  to acquire  for the Fund a position in any investment which  any  of the Sub-Adviser's other clients may acquire.  The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

     Although the Sub-Adviser makes investment decisions for  the
Fund  independent of those for its other clients,  it  is  likely that similar investment decisions will be made from time to time.
When   the   Fund  and  another  client  of  a  Sub-Adviser   are
simultaneously  engaged  in the purchase  or  sale  of  the  same security,  the  transactions  are, to  the  extent  feasible  and practicable,  averaged as to price and the  amount  is  allocated between  the Fund and the other client(s) pursuant to  a  formula considered equitable by the Sub-Adviser.  In specific cases, this system could have an adverse affect on the price or volume of the
security  to  be  purchased or sold by the  Fund.   However,  the
Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Reimbursement Agreement

     Under  the  Investment Management Agreement, the  Investment
Manager provides a variety of administrative services to the Fund
and,  under  its  distribution  agreement  with  the  Fund,   the
Investment   Manager  provides  a  variety  of  shareholder   and
marketing services to the Fund.  The Investment Manager  receives no  additional  compensation from the Fund  for  these  services.
Pursuant  to  a  Reimbursement Agreement between  the  Investment
Manager  and  First  Quadrant,
                               12

First  Quadrant  reimburses   the Investment Manager for the
costs the Investment Manager bears  in providing such services to the Fund.

Code of Ethics

     The  Trustees have adopted a Code of Ethics under Rule 17j-1 of  the  1940 Act on behalf of the Trust.  The Code of Ethics  of the  Trust  incorporates  the code of ethics  of  the  Investment
Manager  (applicable to "access persons" of the  Trust  that  are also  employees of the Investment Manager) and the code of ethics of  the Sub-Adviser (applicable to "access persons" of the  Trust that  are  also  employees of the Sub-Adviser).  In  combination, these  codes  of  ethics  generally  require  access  persons  to
preclear   any  personal  securities  investment  (with   limited
exceptions  such  as  government securities).   The  preclearance
requirement  and associated procedures are designed  to  identify any  substantive  prohibition  or limitation  applicable  to  the proposed  investment.  The restrictions also  include  a  ban  on trading securities based on information about the trading  within a Fund.

Distribution Arrangements

     Under  a  distribution agreement between the  Fund  and  The
Managers Funds (the "Distribution Agreement"), The Managers Funds
LLC  serves as distributor (the "Distributor") in connection with
the  offering  of  the  Fund's shares on a  no-load  basis.   The
Distributor   bears   certain  expenses   associated   with   the
distribution  and  sale of shares of the Fund.   The  Distributor
acts  as  agent  in arranging for the sale of the  Fund's  shares without sales commission or other compensation.

     The   Distribution  Agreement  between  the  Trust  and  the
Distributor  may  be  terminated by either  party  under  certain specified  circumstances  and  will  automatically  terminate  on assignment  in  the  same  manner as  the  Investment  Management
Agreement.  The Distribution Agreement may be continued  annually so  long  as such continuation is specifically approved at  least annually (i) by either the Trustees of the Trust or by vote of  a majority of the outstanding voting securities (as defined in  the
1940 Act) of the Fund, and (ii) in either event by the vote of  a majority of the Trustees of the Trust who are not parties to  the agreement or "interested persons" (as defined in the 1940 Act) of any  such  party,  cast  in person at a meeting  called  for  the purpose of voting on such continuance.

Custodian

     State  Street Bank and Trust Company ("State Street" or  the
"Custodian"),  1776 Heritage Drive, North Quincy,  Massachusetts,
is the Custodian for the Fund.  It is responsible for holding all cash  assets and all portfolio securities of the Fund,  releasing
and   delivering  such  securities  as  directed  by  the   Fund,
maintaining bank accounts in the names of the Fund, receiving for deposit  into  such  accounts payments for shares  of  the  Fund, collecting income and other payments due the Fund with respect to
portfolio  securities  and paying out monies  of  the  Fund.   In
addition,  when  the Fund trades in futures contracts  and  those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a  separate special custodian agreement with a custodian in the name  of  the
FCM  which  agreement will provide that the FCM will be permitted access  to  the  account only upon the Fund's default  under  the contract.

     The  Custodian  is  authorized  to  deposit  securities   in
securities   depositories  or  to  use  the  services   of   sub-
custodians,  including  foreign  sub-custodians,  to  the  extent permitted by and subject to the regulations of the Securities and
Exchange Commission.

Transfer Agent

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts  02266-8517, is the transfer agent  (the  "Transfer
Agent") for the Fund.
                                    13

Independent Public Accountants

     PricewaterhouseCoopers  LLP,  160  Federal  Street,  Boston,
Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


            BROKERAGE ALLOCATION AND OTHER PRACTICES

     The  Sub-Advisory  Agreement provides that  the  Sub-Adviser place  all  orders for the purchase and sale of securities  which
are  held  in  the  Fund's  portfolio.   In  executing  portfolio
transactions and selecting brokers or dealers, it is  the  policy and principal objective of the Sub-Adviser to seek best price and
execution.   It  is expected that securities will  ordinarily  be
purchased in the primary markets.  The Sub-Adviser shall consider all  factors that it deems relevant when assessing best price and execution  for the Fund, including the breadth of the  market  in the  security, the price of the security, the financial condition and  execution  capability  of  the  broker  or  dealer  and  the reasonableness  of  the  commission, if  any  (for  the  specific transaction and on a continuing basis).

      In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the
Sub-Adviser  is  authorized  by  the  Trustees  to  consider  the
"brokerage and research services" (as those terms are defined  in
Section  28(e)  of  the  Securities  Exchange  Act  of  1934,  as
amended),  provided  by  the broker.   The  Sub-Adviser  is  also
authorized to cause the Fund to pay a commission to a broker  who provides  such  brokerage and research services for  executing  a portfolio  transaction  which is  in  excess  of  the  amount  of commission  another broker would have charged for effecting  that
transaction.   The  Sub-Adviser must  determine  in  good  faith,
however, that such commission was reasonable in relation  to  the value  of the brokerage and research services provided viewed  in terms  of  that  particular transaction or in terms  of  all  the
accounts   over   which  the  Sub-Adviser  exercises   investment
discretion.  Brokerage and research services received  from  such brokers  will be in addition to, and not in lieu of, the services
required  to  be  performed by each Sub-Adviser.   The  Fund  may
purchase  and  sell  portfolio  securities  through  brokers  who provide the Fund with research services.

     The  Trustees will periodically review the total  amount  of commissions paid by the Fund to determine if the commissions paid over  representative periods of time were reasonable in  relation to commissions being charged by other brokers and the benefits to the  Fund of using particular brokers or dealers.  It is possible
that   certain  of  the  services  received  by  the  Sub-Adviser attributable  to a particular transaction will primarily  benefit one  or  more  other accounts for which investment discretion  is exercised by the Sub-Adviser.

     The  fees  of the Sub-Adviser are not reduced by  reason  of
their   receipt   of   such  brokerage  and  research   services.
Generally, the Sub-Adviser does not provide any services  to  the
Fund  except portfolio investment management and related  record-
keeping services.


           PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

     Investors  may  open  accounts with the Fund  through  their financial  planners or investment professionals, or by the  Trust in  limited circumstances as described in the Prospectus.  Shares may also be purchased through bank trust departments on behalf of their  clients,  other investors such as corporations,  endowment
funds   and  charitable  foundations,  and  tax-exempt   employee
welfare, pension and profit-sharing plans.  There are no  charges by  the  Trust for being a customer for this purpose.  The  Trust reserves  the  right  to  determine  which  customers  and  which purchase orders the Trust will accept.

     Certain  investors may purchase or sell Fund shares  through broker-dealers or through other processing organizations who  may impose transaction fees or other charges in connection with  this service.  Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment.  The Fund may  from  time  to time
                                 14

make payments to such broker-dealers  or processing  organizations for  certain  recordkeeping  services. Investors  who  do  not
wish  to  receive  the  services  of   a broker-dealer  or
processing organization may consider  investing directly with the
Trust.  Shares held through a broker-dealer  or processing
organization may be transferred into  the  investor's name  by contacting the broker-dealer or processing organization or  the
Transfer  Agent.  Certain processing  organizations  may receive compensation from the Trust's Investment Manager  and/or the
Sub-Adviser.

     Purchase  orders received by the Fund before 4:00  p.m.  New
York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase  orders must  be  in  U.S.  dollars and received in advance,  except  for certain  processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected
when  the  check  is  received,  but  are  accepted  subject   to
collection at full face value in U.S. funds and must be drawn  in
U.S. Dollars on a U.S. bank.

     To   ensure   that  checks  are  collected  by  the   Trust,
redemptions  of  shares which were purchased  by  check  are  not effected until the clearance of the check, which may take  up  to
15  days after the date of purchase unless arrangements are  made with the Investment Manager.  However, during this 15 day period, such  shareholder  may exchange such shares into  any  series  of
Managers AMG Funds, The Managers Funds, The Managers Trust  I  or
The Managers Trust II.  The 15 day holding period for redemptions would still apply to such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     In   the   interest   of  economy  and  convenience,   share
certificates  will  not  be  issued.   All  share  purchases  are
confirmed  to  the  record holder and credited to  such  holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares

     Any redemption orders received by the Trust before 4:00 p.m.
New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock
Exchange (the "NYSE") on that day.

     Redemption orders received after 4:00 p.m.  will be redeemed at  the net asset value determined at the close of trading on the next Business Day.  Redemption orders transmitted to the Trust at
the   address  indicated  in  the  Prospectus  will  be  promptly forwarded  to the Transfer Agent.  If you are trading  through  a broker-dealer or investment adviser, such investment professional
is  responsible for promptly transmitting orders.   There  is  no
redemption  charge.   The  Fund  reserves  the  right  to  redeem
shareholder accounts (after 60 days notice) when the value of the
Fund  shares in the account falls below $5000 due to redemptions.
Whether  the  Fund will exercise its right to redeem  shareholder accounts  will  be  determined by the  Investment  Manager  on  a case-by-case basis.

     If  the Fund determines that it would be detrimental to  the best  interest of the remaining shareholders of the Fund to  make payment wholly or partly in cash, payment of the redemption price may  be  made in whole or in part by a distribution  in  kind  of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC.  If shares are redeemed in kind,  the redeeming shareholder might incur transaction costs in converting the  assets  to cash.  The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.
                                  15

     Investors should be aware that redemptions from the Fund may not  be  processed  if a redemption request is not  submitted  in proper form.  To be in proper form, the request must include  the shareholder's  taxpayer  identification number,  account  number,
Fund   number  and  signatures  of  all  account  holders.    All
redemptions  will  be  mailed to the address  of  record  on  the shareholder's  account.  In addition, if a  shareholder  sends  a check  for  the  purchase of shares of the Fund  and  shares  are purchased  before  the  check  has cleared,  the  transmittal  of redemption proceeds from the shares will occur upon clearance  of the  check  which may take up to 15 days.  The Fund reserves  the right to suspend the right of redemption and to postpone the date of  payment  upon  redemption beyond seven days as  follows:  (i)
during  periods when the NYSE is closed for other  than  weekends and  holidays  or  when  trading on the  NYSE  is  restricted  as determined by the SEC by rule or regulation, (ii) during  periods in  which  an  emergency, as determined by the SEC,  exists  that causes  disposal by the Fund of, or evaluation of the  net  asset
value   of,   portfolio   securities  to   be   unreasonable   or
impracticable,  or (iii) for such other periods as  the  SEC  may permit.

Exchange of Shares

     An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, The
Managers Trust I or The Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The Managers Funds, The Managers Trust I or
The Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG
Funds,  The Managers Funds, The Managers Trust I or The  Managers
Trust II and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange.
Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of Managers AMG
Funds,  The Managers Funds, The Managers Trust I or The  Managers
Trust II will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

     The  Fund computes its Net Asset value once daily on  Monday through Friday on each day on which the NYSE is open for trading, at  the close of business of the NYSE, usually 4:00 p.m. New York
Time.   The net asset value will not be computed on the  day  the
following  legal  holidays are observed: New Year's  Day,  Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas  Day.
The  Fund  may close for purchases and redemptions at such  other times as may be determined by the Board of Trustees to the extent permitted  by  applicable  law.  The time  at  which  orders  are accepted  and shares are redeemed may be changed in  case  of  an emergency  or if the NYSE closes at a time other than  4:00  p.m.
New York Time.

     The net asset value of the Fund is equal to the value of the
Fund  (assets minus liabilities) divided by the number of  shares outstanding.  Fund securities listed on an exchange are valued at the  last quoted sale price on the exchange where such securities are  principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid  price  on  such principal exchange prior  to  the  close  of
trading  on  the  NYSE.   Over-the-counter securities  for  which
market  quotations are readily available are valued at  the  last sale price or, lacking any sales, at the last quoted bid price on that  date prior to the close of trading on the NYSE.  Securities and other instruments for which market quotations are not readily available  are valued at fair value, as determined in good  faith and pursuant to procedures established by the Trustees.

Dividends and Distributions

     The Fund declares and pays dividends and distributions as described in the Prospectus.

     If  a  shareholder  has elected to receive dividends  and/or their  distributions  in cash and the postal  or  other  delivery service  is  unable  to deliver the checks to  the  shareholder's address  of  record,  the  dividends  and/or  distribution
                                 16

will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan

     The  Trust  has adopted a "Plan of Distribution Pursuant  to
Rule  12b-1" (the "Distribution Plan") under which the Trust  may engage,  directly  or  indirectly, in  financing  any  activities primarily  intended  to result in the sale of shares,  including,
but   not  limited  to,  (1)  making  payments  to  underwriters, securities  dealers  and others engaged in the  sale  of  shares, including  payments to the Distributor to compensate or reimburse other  persons  for engaging in such activities  and  (2)  paying expenses  or providing reimbursement of expenditures incurred  by the Distributor or other persons in connection with the offer  or sale  of  shares, including expenses relating to the  formulation
and   implementation  of  marketing  strategies  and  promotional activities such as direct mail promotions and television,  radio,
newspaper,  magazine  and  other  mass  media  advertising,   the
preparation,  printing and distribution of sales  literature  and reports  for recipients other than existing shareholders  of  the
Trust, and obtaining such information, analyses and reports  with respect  to  marketing  and promotional activities  and  investor accounts  as  the  Trust may, from time to time, deem  advisable.
The Trust and the Fund are authorized to engage in the activities listed  above,  and  in  other activities primarily  intended  to result  in  the sale of shares, either directly or through  other persons with which the Trust has entered into agreements pursuant to the Distribution Plan.  Under the Distribution Plan, the Board
of  Trustees  may authorize payments which may not exceed  on  an annual basis 0.25% of the average annual net assets of the  Fund.
The Trustees have not authorized the payment of any fees to date.

                      CERTAIN TAX MATTERS

Federal Income Taxation of Fund-in General

     The  Fund  intends to qualify and elect to be  treated  each
taxable   year   as  a  "regulated  investment   company"   under
Subchapter  M  of the Internal Revenue Code of 1986,  as  amended
(the "Code"), although it cannot give complete assurance that  it will  qualify to do so.  Accordingly, the Fund must, among  other things,  (a)  derive  at least 90% of its gross  income  in  each taxable  year from dividends, interest, payments with respect  to securities  loans,  gains from the sale or other  disposition  of
stock,   securities  or  foreign  currencies,  or  other   income
(including,  but not limited to, gains from options,  futures  or forward  contracts)  derived  with respect  to  its  business  of investing  in  such  stock, securities or  currencies  (the  "90%
test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company  in any year, it would lose the beneficial tax  treatment accorded regulated investment companies under Subchapter M of the
Code  and  all of its taxable income would be subject to  tax  at regular  corporate rates without any deduction for  distributions to  shareholders,  and  such distributions  will  be  taxable  to shareholders  as  ordinary income to the  extent  of  the  Fund's
current   or  accumulated  earnings  and  profits.    Also,   the
shareholders,  if  they  received a  distribution  in  excess  of current  or  accumulated earnings and profits,  would  receive  a return of capital that would reduce the basis of their shares  of the Fund to the extent thereof.  Any distribution in excess of  a shareholder's basis in the shareholder's shares would be  taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts  not distributed on a timely basis in accordance  with  a calendar year distribution requirement.  To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least  98%  of  the sum of its ordinary income (not  taking  into account  any capital gains or losses) for the calendar year,  and its  net  capital gain income for the 12-month period  ending  on
October  31,  in  addition to any undistributed  portion  of  the respective  balances from the prior year.  For that purpose,  any income  or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end.  The
Fund  intends to make sufficient distributions to avoid  this  4%
excise tax.
                                   17

Taxation of the Fund's Investments

     Original  Issue  Discount;  Market  Discount.   For  federal
income tax purposes, debt securities purchased by the Fund may be
treated  as  having  original  issue  discount.   Original  issue
discount represents interest for federal income tax purposes  and can  generally be defined as the excess of the stated  redemption price  at  maturity of a debt obligation over  the  issue  price.
Original  issue  discount  is  treated  for  federal  income  tax purposes as income earned by the Fund, whether or not any  income
is   actually   received,  and  therefore  is  subject   to   the
distribution requirements of the Code.  Generally, the amount  of original  issue discount is determined on the basis of a constant yield  to  maturity which takes into account the  compounding  of accrued  interest.  Under Section 1286 of the Code, an investment in  a  stripped  bond or stripped coupon may result  in  original issue discount.

     Debt  securities may be purchased by the Fund at a  discount that  exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if  any,  at
the  time  the  Fund purchases the securities.   This  additional
discount  represents  market  discount  for  federal  income  tax purposes.  In the case of any debt security issued after July 18,
1984, having a fixed maturity date of more than one year from the date  of  issue and having market discount, the gain realized  on disposition will be treated as interest to the extent it does not exceed  the  accrued market discount on the security (unless  the
Fund elects to include such accrued market discount in income  in the  tax  year  to which it is attributable).  Generally,  market discount  is accrued on a daily basis.  The Fund may be  required to  capitalize, rather than deduct currently, part or all of  any direct  interest  expense incurred or continued  to  purchase  or carry  any debt security having market discount, unless the  Fund makes the election to include market discount currently.  Because the  Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for  the  Fund  to maintain its status as a regulated  investment company under Subchapter M of the Code or to avoid the 4%  excise tax described above.

     Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses;
and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Federal Income Taxation of Shareholders

     General.  Dividends paid by the Fund may be eligible for the
70%   dividends-received   deduction   for   corporations.    The
percentage  of  the  Fund's  dividends  eligible  for  such   tax
treatment may be less than 100% to the extent that less than 100%
of  the  Fund's gross income may be from qualifying dividends  of domestic corporations. Any dividend declared in October, November or  December  and made payable to shareholders of record  in  any such  month  is  treated  as  received  by  such  shareholder  on
December  31,  provided that the Fund pays  the  dividend  during
January of the following calendar year.

     Distributions by the Fund can result in a reduction  in  the fair  market  value of the Fund's shares.  Should a  distribution reduce  the  fair market value below a shareholder's cost  basis, such  distribution nevertheless may be taxable to the shareholder
as  ordinary  income  or   capital gain,  even  though,  from  an
investment  standpoint, it may constitute  a  partial  return  of
capital.   In particular, investors should be careful to consider
the  tax  implications of buying shares just prior to  a  taxable
distribution.   The  price  of  shares  purchased  at  that  time
includes  the  amount  of  any forthcoming  distribution.   Those
investors  purchasing shares just prior to a taxable distribution will  then receive a return of investment upon distribution which will nevertheless be taxable to them.
                              18

Foreign Shareholders

     Dividends  of  net  investment income  and  distribution  of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a
foreign   trust  or  estate,  foreign  corporation   or   foreign
partnership  (a  "foreign shareholder") will be subject  to  U.S.
withholding tax at the rate of 30% (or lower treaty rate)  unless the  dividends  are effectively connected with a  U.S.  trade  or business of the shareholder, in which case the dividends will  be subject  to  tax  on  a net income basis at the  graduated  rates
applicable   to   U.S.  individuals  or  domestic   corporations.
Distributions  treated  as  long-term capital  gains  to  foreign
shareholders  will  not  be  subject  to  U.S.  tax  unless   the
distributions  are  effectively connected with the  shareholder's trade  or  business in the United States or, in  the  case  of  a
shareholder   who   is  a  nonresident  alien   individual,   the
shareholder  was present in the United States for more  than  182 days  during  the taxable year and certain other  conditions  are met.

     In  the  case  of a foreign shareholder who is a nonresident alien  individual or foreign entity, the Fund may be required  to withhold U.S. federal income tax as "backup withholding"  at  the rate of 31% from distributions treated as long-term capital gains
and   from  the  proceeds  of  redemptions,  exchanges  or  other dispositions  of  the  Fund's  shares  unless  IRS  Form  W-8  is
provided.   Transfers by gift of shares of the Fund by a  foreign
shareholder  who is a non-resident alien individual will  not  be subject to U.S. federal gift tax, but the value of shares of  the
Fund  held  by  such  shareholder at his or  her  death  will  be includible in his or her gross estate for U.S. federal estate tax purposes.

State and Local Taxes

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business.
In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

     The  Fund  is  a  series of a Massachusetts business  trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                        PERFORMANCE DATA

     From  time to time, the Fund may quote performance in  terms
of   yield,   actual  distributions,  total  return  or   capital
appreciation  in  reports, sales literature,  and  advertisements published  by  the Fund.  Since the Fund commenced operations  on
[_________,  2000],  there is no current performance  information for the Fund.

Total Return

     The  Fund  may  advertise performance in  terms  of  average annual  total return for 1-, 5- and 10-year periods, or for  such
lesser  periods  that  the Fund has been in  existence.   Average
annual  total  return is computed by finding the  average  annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In  the  above  formula, P = a hypothetical  initial  payment  of
$1,000

T = average annual total return
N = number of years
                               19

ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period

Performance Comparisons

     The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc.,
("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Wilshire 5000 Equity Index, Russell 3000 Growth Index,
Russell 1000 Growth Index, Standard & Poor's 500 Composite  Stock
Price  Index,  the  Standard & Poor's 400 Composite  Stock  Price
Index or the Dow Jones Industrial Average.

Massachusetts Business Trust

     The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts.
The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under  Massachusetts law, shareholders of such a trust  may,
under  certain  circumstances,  be  held  personally  liable   as
partners for the obligations of the trust.  This is not the  case
for   a   Massachusetts  business  corporation.    However,   the
Declaration  of Trust of the Trust provides that the shareholders shall  not be subject to any personal liability for the  acts  or obligations  of  the  Fund  and  that  every  written  agreement, obligation, instrument or undertaking made on behalf of the  Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No  personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such  provision is given, except possibly in a few jurisdictions.
With  respect to all types of claims in the latter jurisdictions,
(i)  tort  claims,  (ii)  contract  claims  where  the  provision referred  to  is omitted from the undertaking, (iii)  claims  for
taxes,   and   (iv)  certain  statutory  liabilities   in   other
jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund.  However,  upon payment  of  such liability, the shareholder will be entitled  to reimbursement from the general assets of the Fund.  The  Trustees of  the Trust intend to conduct the operations of the Trust in  a way  as  to avoid, as far as possible, ultimate liability of  the shareholders of the Fund.

     The  Declaration of Trust further provides that the name  of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee  or agent  of  the  Fund or to a shareholder, and  that  no  Trustee, officer,  employee  or agent is liable to any  third  persons  in connection with the affairs of the Fund, except if the  liability arises from his or its own bad faith, willful misfeasance,  gross negligence  or  reckless disregard of his or its duties  to  such
third  persons.   It also provides that all third  persons  shall
look  solely to the property of the Fund for any satisfaction  of
claims arising in connection with the affairs of the Fund.   With
the  exceptions stated, the Trust's Declaration of Trust provides that  a  Trustee, officer, employee or agent is  entitled  to  be indemnified against all liability in connection with the  affairs of the Fund.

     The  Trust shall continue without limitation of time subject
to   the  provisions  in  the  Declaration  of  Trust  concerning termination  by action of the shareholders or by  action  of  the
Trustees upon notice to the shareholders.
                                  20

Description of Shares

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

     The  Declaration of Trust permits the Trustees to  issue  an unlimited number of full and fractional shares ($0.001 par value)
of  one or more series and to divide or combine the shares of any
series,   if   applicable,  without  changing  the  proportionate
beneficial interest of each shareholder in the Fund or assets  of another series, if applicable.  Each share of the Fund represents an equal proportional interest in the Fund with each other share.
Upon  liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to  such shareholders.  See "Massachusetts Business Trust" above.
Shares  of  the Fund have no preemptive or conversion rights  and are  fully paid and nonassessable.  The rights of redemption  and exchange are described in the Prospectus and in this Statement of
Additional Information.

     The  shareholders of the Trust are entitled to one vote  for each  dollar  of  net asset value (or a proportionate  fractional vote  in  respect of a fractional dollar amount), on  matters  on which  shares of the Fund shall be entitled to vote.  Subject  to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own  terms, or to make their terms of unlimited duration  subject to  certain removal procedures, and appoint their own successors, provided  however,  that immediately after such  appointment  the requisite  majority  of the Trustees have  been  elected  by  the shareholders of the Trust.  The voting rights of shareholders are not  cumulative so that holders of more than 50%  of  the  shares voting  can,  if  they choose, elect all Trustees being  selected while the shareholders of the remaining shares would be unable to elect any Trustees.  It is the intention of the Trust not to hold
meetings  of  shareholders  annually.   The  Trustees  may   call
meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders  of  the  Trust  have  the  right,   upon   the
declaration  in  writing or vote of more than two-thirds  of  its
outstanding  shares,  to  remove  a  Trustee  from  office.   The
Trustees  will call a meeting of shareholders to vote on  removal of  a  Trustee upon the written request of the record holders  of
10%  of  the shares of the Trust.  In addition, whenever  ten  or more  shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who  hold in the aggregate either shares of the Fund having a net asset  value  of at least $25,000 or at least 1% of  the  Trust's outstanding  shares,  whichever  is  less,  shall  apply  to  the
Trustees  in writing, stating that they wish to communicate  with other shareholders with a view to obtaining signatures to request a  meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and  request  which  they wish to transmit,  the  Trustees  shall within  five  business  days after receipt  of  such  application either:  (1)  afford to such applicants access to a list  of  the names  and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number  of  shareholders of record, and the approximate  cost  of mailing  to them the proposed shareholder communication and  form
of  request.   If  the Trustees elect to follow the  latter,  the
Trustees, upon the written request of such applicants accompanied by  a  tender  of  the material to be mailed and  the  reasonable expenses of mailing, shall, with reasonable promptness, mail such material  to  all  shareholders of record at their  addresses  as recorded  on  the books, unless within five business  days  after such  tender the Trustees shall mail to such applicants and  file with  the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue  statements of fact or omits to state facts  necessary  to make the statements contained therein not misleading, or would be in  violation of applicable law, and specifying the basis of such opinion.  After  opportunity  for  hearing  upon  the  objections specified  in the written statements filed, the SEC may,  and  if demanded  by the Trustees or by such applicants shall,  enter  an order  either  sustaining one or more objections or  refusing  to sustain  any  of such objections, or if, after the  entry  of  an order  sustaining  one or more objections, the  SEC  shall  find, after  notice and opportunity for a hearing, that all  objections so  sustained  have  been  met,  and  shall  enter  an  order  so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry  of  such order and the renewal of such tender.

     The  Trustees have authorized the issuance and sale  to  the public  of  shares of one series of the Trust.  The Trustees  may
authorize  the issuance of additional series of the  Trust.   The
proceeds  from  the issuance of any additional  series  would  be invested  in  separate,  independently  managed  portfolios  with distinct  investment objectives, policies and  restrictions,  and
share  purchase, redemption and net asset value procedures.   All
consideration received by the Trust
                                  21

for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto.
Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information

     This  Statement of Additional Information and the Prospectus
do  not  contain all of the information included in  the  Trust's
Registration  Statement filed with the SEC under  the  1933  Act.
Pursuant  to  the  rules  and regulations  of  the  SEC,  certain
portions   have  been  omitted.   The  Registration   Statements,
including  the Exhibits filed therewith, may be examined  at  the office of the SEC in Washington DC.

     Statements   contained  in  the  Statement   of   Additional
Information  and  the Prospectus concerning the contents  or  any contract or other document are not necessarily complete,  and  in each instance, reference is made to the copy of such contract  or other document filed as an Exhibit to the applicable Registration
Statement.   Each such statement is qualified in all respects  by
such reference.

      No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


_______________________________
1Mr. Healey is an "interested person" (as defined in the 1940
Act) of the Trust.




                             PART C
                TO THE REGISTRATION SATEMENT OF
                MANAGERS AMG FUNDS (THE "TRUST")

ITEM 23.  EXHIBITS.

Exhibit No.                   Description

  a.1    Master Trust Agreement dated June 18, 1999.(i)

  a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex Aggressive
          Growth Fund."(iii)

  a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds."(iii)

  b.     By-Laws of the Trust dated June 18, 1999.(i)

  c.     Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j),
          4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3
          and Article V of the Master Trust Agreement are included in Exhibit a.(i)

  d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Essex
          Aggressive Growth Fund, dated as of October 19,
          1999.(iii)

  d.2 Form of Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Growth Fund. (iv)

  d.3 Form of Investment Management Agreement between the Registrant and the Managers Funds LLC with respect to the First Quadrant Tax-Managed Total Market Plus Fund, filed herewith.

  d.4 Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (iii)

  d.5    Form of Sub-Advisory Agreement between The Managers
          Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund. (iv)

  d.6    Form of Sub-Advisory Agreement between The Manages
          Funds, LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Total Market Plus Fund, filed herewith.

  e.     Distribution Agreement between the Registrant and The
          Managers Funds LLC, dated as of October 19, 1999. (iii)
                                    1

  f.     Not applicable.

  g. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.

  h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc.

  i.1 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Essex Aggressive Growth Fund.(iii)

  i.2 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the Frontier Growth Fund, to be filed by Post-Effective Amendment.

  i.3 Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the First Quadrant Total Market Plus Fund, to be filed by Post-Effective Amendment.

  j.1 Consent of PricewaterhouseCoopers LLP with respect to the Essex Aggressive Growth Fund.(iii)

  k.     Not Applicable.

  l.     Power of Attorney dated September 9, 1999. (ii)

  m. Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999.(iii)

  n.     Not applicable.

  o.     Not applicable.

  p.1    Code of Ethics of the Trust, to be filed by Post-
          Effective Amendment.

  p.2 Code of Ethics of The Managers Funds LLC, to be filed by Post-Effective Amendment.

  p.3    Code of Ethics of Essex Investment Management Company,
          LLC, to be filed by Post-Effective Amendment.

  p.4    Code of Ethics of Frontier Capital Management Company,
          LLC, to be filed by Post-Effective Amendment.

  p.5 Code of Ethics of First Quadrant, L.P., to be filed by Post-Effective Amendment.

  (i)    Filed as an exhibit to the Registrant's Registration
         Statement on Form N-1A, Registration No. 333-84639
         (filed August 6, 1999), under the same exhibit number.

                                  2

  (ii) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed September 23, 1999), under the same exhibit number.

  (iii) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed November 1, 1999), under the same exhibit number.

  (iv) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, Registration
          No. 333-84639 (filed June 19, 2000), under the same exhibit number.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

          None.

ITEM 25.  INDEMNIFICATION.

          Under Article VI of the Registrant's Master Trust
     Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling
     Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered
     Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered
     Person's action was in or not opposed to the best interests of the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The Managers Funds LLC, a registered investment
     adviser, serves as investment adviser to the Essex
     Aggressive Growth Fund.  The Managers Funds LLC is a
     subsidiary of Affiliated Managers Group, Inc. ("AMG") and
     AMG serves as its Managing Member.  The Managers Funds LLC serves exclusively as an investment adviser to investment
     companies registered under the 1940 Act. The business and
     other connections of the officers and directors of The
     Managers Funds LLC, are listed in Schedules A and D of its
                                     3

     ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          Essex Investment Management Company, LLC ("Essex') serves as sub-adviser to the Essex Aggressive Growth Fund.
     AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-12548.

          Frontier Capital Management Company, LLC. ("Frontier") serves as sub-adviser to the Frontier Growth Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said
     ADV Form is _____________.

          First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Market Plus Fund.
     AMG owns a majority interest in First Quadrant.  First
     Quadrant is the successor firm to First Quadrant
     Corporation, which was formed in ____. The business and other connections of the officers and directors of First
     Quadrant are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is _____________.

ITEM 27.  PRINCIPAL UNDERWRITERS.

  (a) The Managers Funds LLC acts as principal underwriter for the Registrant. The Managers Funds LLC also acts as principal underwriter for The Managers Funds.

  (b) The following information relates to the directors, officers and partners of The Managers Funds LLC:

          The business and other connections of the officers and directors of The Managers Funds LLC are listed in Schedules
     A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said
     ADV Form is 801-56365.

  (c)    Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The accounts and records of the Registrant are
     maintained at the offices of the Registrant at 40 Richards
     Avenue, Norwalk, Connecticut  06854 and at the offices of
     the Custodian, State Street Bank and Trust Company, 225
     Franklin Street, Boston, Massachusetts  02106 and 1776
     Heritage Drive, North Quincy, Massachusetts  01171 and at
     the offices of the Transfer Agent, Boston
                                   4

     Financial Data Services, Inc. 1776 Heritage Drive, North
     Quincy, Massachusetts  01171.

ITEM 29.  MANAGEMENT SERVICES.

          There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

ITEM 30.  UNDERTAKINGS.

          Not applicable.


                           SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Norwalk and State of Connecticut on the 28th day of August, 2000.

                                    MANAGERS AMG FUNDS

                                    By:/s/Peter M. Lebovitz
                                    Peter M. Lebovitz
                                    President

    Signature              Capacity                 Date
    ---------              --------                 ----

/s/ Jack W. Aber*          Trustee                  August 28, 2000
Jack W. Aber


/s/ William E. Chapman,II* Trustee                  August 28, 2000
William E. Chapman, II


/s/ Sean M. Healey*        Trustee                  August 28, 2000
Sean M. Healey


/s/ Edward J. Kaier*       Trustee                  August 28, 2000
Edward J. Kaier


/s/ Eric Rakowski*         Trustee                  August 28, 2000
Eric Rakowski

/s/ Peter M. Lebovitz      President and Principal    August 28, 2000
Peter M. Lebovitz            Executive Offer


/s/Donald S. Rumery Treasurer,Principal Financial Officer August 28, 2000
Donald Rumery         and Principal Accounting Officer

By: /s/ Peter M. Lebovitz
*Peter Lebovitz, pursuant to power of attorney filed herewith.

Exhibit d.3



                 INVESTMENT MANAGEMENT AGREEMENT

     AGREEMENT made as of the ___ day of _________, 2000 between THE MANAGERS FUNDS LLC, a limited liability company organized under the laws of the State of Delaware and having its principal place of business in Norwalk, Connecticut (the "Adviser"), and MANAGERS AMG FUNDS, a Massachusetts business trust having its principal place of business in Norwalk, Connecticut (the "Trust").

     WHEREAS, the Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

     WHEREAS, the Trust proposes to engage in business as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended (the "1940 Act");
and

     WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series with each such series representing interests in a separate portfolio of securities and other assets; and

     WHEREAS, the Trust intends to initially offer shares in one series, the Essex Aggressive Growth Fund, such series (the "Initial Fund"), together with all other series subsequently established by the Trust with respect to which the Adviser renders management and investment advisory services pursuant to the terms of this Agreement, being herein collectively referred to as the "Funds" and individually as a "Fund".

     NOW THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

     1.   APPOINTMENT OF ADVISER.

          (a) Initial Fund. The Trust hereby appoints the Adviser to act as manager and investment adviser to the Initial Fund for the period and on the terms herein set forth. The Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

          (b) Additional Funds. In the event that the Trust establishes one or more series of shares other than the Initial Fund with respect to which it desires to retain the Adviser to render management and investment advisory services hereunder, it shall so notify the Adviser in writing, indicating the advisory fee to be payable with respect to the additional series of shares. If the Adviser is willing to render such services on the terms provided for herein, it shall so notify the Trust in writing, whereupon such series of shares shall become a Fund hereunder.

     2. DUTIES OF ADVISER. The Adviser, at its own expense, shall furnish the following services and facilities to the Trust:

          (a) Investment Program. The Adviser shall, subject to the provisions of paragraph 11 hereof, (i) develop and furnish continuously an investment program and strategy for each Fund in compliance with that Fund's investment objective and policies as set forth in the Trust's current Registration Statement, (ii) provide research and analysis relative to the investment program and investments of each Fund, (iii) determine (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents, and (iv) make changes on behalf of the Trust in the investments of each Fund.

          (b) Administration. The Adviser shall also manage, supervise and conduct the other affairs and business of the Trust and each Fund thereof and all matters incidental thereto, subject always to the control of the Board of Trustees of the Trust and to the provisions of the Trust's Master Trust Agreement and By-laws, as amended, and the 1940 Act.

          In connection therewith, the Adviser shall:

               (i)  furnish to the Trust necessary assistance in:

                    (A)  the preparation of all reports now or
hereafter required by federal or other laws; and

                    (B)  the preparation of prospectuses,
registration statements and amendments thereto that may be required by federal or other laws or by the rules or regulations of any duly authorized commission or administrative body.

               (ii) furnish to the Trust office space in the offices of the Adviser, or in such other place or places as may be agreed upon from time to time, and all necessary office facilities, simple business equipment, supplies, utilities and telephone service.

               (iii) furnish to the Trust all executive and administrative personnel necessary for managing the affairs of the Trust, including personnel to perform clerical, bookkeeping, accounting and other office functions. These services are exclusive of the necessary records or services, including shareholder services and fund accounting services, of any dividend disbursing agent, transfer agent, registrar or custodian. The Adviser shall compensate all personnel, officers, and directors of the Trust if such persons are also employees of the Adviser or its affiliates.

               (iv) arrange for providing and maintaining a bond issued by a reputable insurance company authorized to do business in the place where the bond is issued against larceny and embezzlement covering each officer and employee of the Trust, the Adviser and/or any sub-adviser who may singly or jointly with others have access to funds or securities of the Trust, with direct or indirect authority to draw upon such funds or to direct generally the disposition of such funds. The bond shall be in such reasonable amount as a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, shall determine, with due consideration to the aggregate assets of the Trust to which any such officer or employee may have access. The premium, or portion thereof pursuant to an agreement among the insured parties in the case of a joint insured bond, for the bond shall be payable by the Trust in accordance with paragraph 3(17).

     3. ALLOCATION OF EXPENSES. Except for the services or facilities to be provided by the Adviser set forth in Paragraph 2 above, the Trust assumes and shall pay all expenses for all other Trust operations and activities and shall reimburse the Adviser for any such expense incurred by the Adviser (it being understood that the Trust shall allocate such expenses between or among the Funds to the extent contemplated by its Master Trust Agreement). The expenses to be borne by the Trust shall include, without limitation:

          (1) all expenses of organizing the Trust or forming any series thereof, to the extent now or hereafter permitted under generally accepted accounting principles applicable to registered investment companies;

          (2) all expenses (including information, materials and services other than services of the Adviser) of preparing, printing and mailing all annual, semiannual and periodic reports, proxy materials and other communications (including registration statements, prospectuses and amendments and revisions thereto) furnished to existing shareholders of the Trust and/or regulatory authorities;

          (3) fees involved in registering and maintaining registration of the Trust and its shares with the Securities and Exchange Commission and state regulatory authorities;

          (4) any other registration, filing or other fees in connection with requirements of regulatory authorities;

          (5) expenses, including the cost of printing of certificates, relating to the issuance of shares of the Trust;

          (6) to the extent not paid by the Trust's distributor, the expenses of maintaining a shareholder account and furnishing, or causing to be furnished, to each shareholder a statement of his account, including the expense of mailing;

          (7) taxes and fees payable by the Trust to federal, state or other governmental agencies;

          (8) expenses related to the redemption of its shares, including expenses attributable to any program of periodic redemption;

          (9) all issue and transfer taxes, brokers' commissions and other costs chargeable to the Trust in connection with securities transactions to which the Trust is a party, including any portion of such commissions attributable to research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934, as amended from time to time (the "1934 Act");

          (10) the charges and expenses of the custodian appointed by the Trust, or any depository utilized by such custodian, for the safekeeping of its property;

          (11) charges and expenses of any shareholder servicing agents, transfer agents and registrars appointed by the Trust, including costs of servicing shareholder investment accounts;

          (12) charges and expenses of independent accountants retained by the Trust;

          (13) fees and expenses for legal services in connection with the affairs of the Trust, including reasonable fees charged and expenses incurred by the Adviser, if any, for performing such legal services for the Trust;

          (14) compensation and expenses of Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act);

          (15) expenses of shareholders' and Trustees' meetings;

          (16) membership dues in, and assessments of, the Investment Company Institute or similar organizations;

          (17) insurance premiums on fidelity, errors and omissions and other coverages;

          (18) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule
12b-1 of the 1940 Act;

          (19) such other non-recurring expenses of the Trust as may arise, including expenses of actions, suits, or proceedings to which the Trust is a party and the legal obligation which the Trust may have to indemnify its Trustees or shareholders with respect thereto;

          (20) fees and expenses incurred in connection with registering and qualifying the Trust's shares with federal and state regulatory authorities, including reasonable fees charged and expenses incurred by the Adviser, if any, for performing such services for the Trust; and

          (21) fees and expenses for fund accounting services, including reasonable fees charged and expenses incurred by the Adviser, if any, for performing such fund accounting services for the Trust.

     4. FEES. For the services and facilities to be provided by the Adviser as set forth in Paragraph 2 hereof, the Trust shall pay to the Adviser an annual fee as set forth on Schedule A to this Agreement.

     In the case of commencement or termination of this Agreement with respect to any Fund during any calendar month, the fee with respect to such Fund for that month shall be reduced proportionately based upon the number of calendar days during which it is in effect, and the fee shall be computed upon the average daily net assets of such Fund for the days during which it is in effect.

     5. EXPENSE LIMITATION. The Adviser agrees that if the total expenses of any Fund (exclusive of interest, taxes, brokerage expenses, distribution expenses, extraordinary items and any other items allowed to be excluded by applicable state law) for any fiscal year of the Trust exceed the lowest expense limitation imposed in any jurisdiction in which that Fund is then making sales of its shares or in which its shares are then qualified for sale, the Adviser will pay or reimburse such Fund for that excess up to the amount of its advisory fee payable with respect to that Fund during that fiscal year. The amount of the monthly advisory fee payable under Paragraph 4 hereof shall be reduced to the extent that the monthly expenses of that Fund, on an annualized basis, would exceed the foregoing limitation. At the end of each fiscal year of the Trust, if the aggregate annual expenses chargeable to any Fund for that year exceed the foregoing limitation based upon the average of the monthly average net asset value of that Fund for the year, the Adviser will promptly reimburse that Fund for the amount of such excess to the extent not already reimbursed by reduction of the monthly advisory fee. In the event that such expenses are within the foregoing limitation, the Trust shall be obligated to pay the Adviser excess amounts previously withheld from the advisory fee during that fiscal year, provided that the amount of such payment would not exceed the foregoing limitation.

     In the event that this Agreement (i) is terminated with respect to any one or more Funds as of a date other than the last day of the fiscal year of the Trust or (ii) commences with respect to one or more Funds as of a date other than the first day of the fiscal year of the Trust, then the expenses of such Fund or Funds shall be annualized and the Adviser shall pay to, or receive from, the applicable Fund or Funds a pro rata portion of the amount that the Adviser would have been required to pay or would have received, if any, had this Agreement remained in effect with respect to such Fund or Funds for the full fiscal year.

     6. PORTFOLIO TRANSACTIONS. In connection with the management of the investment and reinvestment of the assets of the Trust, the Adviser, acting by its own officers, directors or employees or by a duly authorized subcontractor, is authorized to select the brokers or dealers that will execute purchase and sale transactions for the Trust. In executing portfolio transactions and selecting brokers or dealers, if any, the Adviser will use its best efforts to seek on behalf of a Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, with respect to the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to any Fund of the Trust and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. With the prior approval of the Trustees, the Adviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. Such prior approval may be obtained from the Trustees with respect to the Adviser's investment program and need not be obtained on a transaction-by-transaction basis.

     7. RELATIONS WITH TRUST. Subject to and in accordance with the Master Trust Agreement and By-laws of the Trust and the Limited Liability Company Agreement and By-laws of the Adviser, it is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser (or any successor thereof) as directors, officers, or otherwise, that directors, officers, agents and shareholders of the Adviser (or any successor) are or may be interested in the Trust as Trustees, officers, shareholders or otherwise, that the Adviser (or any such successor thereof) is or may be interested in the Trust as a shareholder or otherwise and that the effect of any such adverse interests shall be governed by said Master Trust Agreement, Limited Liability Company Agreement and By-laws.

     8. LIABILITY OF ADVISER. Neither the Adviser nor its officers, directors, employees, agents or controlling persons or assigns shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or its shareholders in connection with the matters to which this Agreement relates; provided that no provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith or negligence in the performance of its duties or the reckless disregard of its obligations and duties under this Agreement. Nor shall any provision hereof be deemed to protect any Trustee or officer of the Trust against any such liability to which he might otherwise be subject by reason of any willful misfeasance, bad faith or negligence in the performance of his duties or the reckless disregard of his obligations and duties.

     9.   DURATION AND TERMINATION OF THIS AGREEMENT.

          (a) Duration. This Agreement shall become effective with respect to the Initial Fund on the date hereof and, with respect to any additional Fund, on the date of receipt by the Trust of notice from the Adviser in accordance with paragraph 1(b) hereof that the Adviser is willing to serve as Adviser with respect to such Fund. Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the date hereof with respect to the Initial Fund and, with respect to each additional Fund, for two years from the date on which such Fund becomes a Fund hereunder. Subsequent to such initial periods of effectiveness, this Agreement shall continue in full force and effect for periods of one year thereafter with respect to each Fund so long as such continuance with respect to such Fund is approved at least annually (a) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund, and
(b) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Notwithstanding the foregoing provisions of this
Section 9(a), the continuance of this Agreement with respect to the Initial Fund or any additional Fund is subject to the approval of this Agreement by a majority of the outstanding voting securities of that Fund at the first meeting of shareholders after this Agreement becomes effective with respect to that Fund.

          (b) Amendment. Any amendment to this Agreement shall become effective with respect to a Fund upon approval of the Adviser and a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

          (c) Termination. This Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by vote of the Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Adviser, in each case on sixty (60) days' prior written notice to the other party.

          (d) Automatic Termination. This Agreement shall automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act).

          (e) Approval, Amendment or Termination by Individual Fund. Any approval, amendment or termination of this Agreement by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of any Fund shall be effective to continue, amend or terminate this Agreement with respect to any such Fund notwithstanding (i) that such action has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected thereby, and (ii) that such action has not been approved by the vote of a majority of the outstanding voting securities of the Trust, unless such action shall be required by any applicable law or otherwise.

     10. SERVICES NOT EXCLUSIVE. The services of the Adviser to the Trust hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

     11. SUBCONTRACTORS. The Trust hereby agrees that the Adviser may subcontract for the performance of any of the services contemplated to be rendered by the Adviser to any Fund hereunder.
     12. LIMITATION OF LIABILITY. The term "Managers AMG Funds" means and refers to the Trustees from time to time serving under the Master Trust Agreement of the Trust dated June 18, 1999 as the same may subsequently thereto have been, or subsequently hereto may be, amended. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Master Trust Agreement. The execution and delivery of this Agreement has been authorized by the Trustees and the initial shareholder of the Trust and signed by the President of the Trust, acting as such, and neither such authorization by such Trustees and shareholder nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in its Master Trust Agreement.

     13. RESERVATION OF NAME. The parties hereby acknowledge that The Managers Funds LLC has reserved the right to grant the nonexclusive use of the name "Managers" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Managers". The name "Managers" will continue to be used by the Trust so long as such use is mutually agreeable to The Managers Funds LLC and the Trust.

     14.  MISCELLANEOUS.

          (a) Notice. Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for the receipt of such notices.

          (b) Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

          (c) Applicable Law. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above.

                              MANAGERS AMG FUNDS


                              By:------------------------------
                                 Name:
                                 Title:



                              THE MANAGERS FUNDS LLC


                              By:------------------------------
                                 Name:
                                 Title:

                           SCHEDULE A

FIRST QUADRANT TAX-MANAGED TOTAL MARKET PLUS FUND
-------------------------------------------------
Advisory Fees pursuant to Section 2(a)
--------------------------------------
     The Trust shall pay to the Adviser an annual gross investment advisory fee equal to ____% of the average daily net assets of the First Quadrant Tax-Managed Total Market Plus Fund; provided, however, that the Adviser agrees, for a period of not less than eighteen (18) months, to waive its advisory fee and pay or reimburse the Trust for expenses of the Fund to the extent total expenses of the Fund would otherwise exceed ____% of the Fund's average daily net assets. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

     In addition to the foregoing waiver, payment or reimbursement (if any), the Adviser may from time to time voluntarily waive all or a portion of the advisory fee payable with respect to the First Quadrant Tax-Managed Total Market Plus Fund and/or pay or reimburse the Trust for expenses of the Fund. In addition to any amounts otherwise payable to the Adviser as an advisory fee for current services under the Investment Management Agreement, the Trust shall be obligated to pay the Adviser all amounts previously waived, paid or reimbursed by the Adviser with respect to the First Quadrant Tax-Managed Total Market Plus Fund, provided that the amount of such additional payment in any year, together with all other expenses of the First Quadrant Tax-Managed Total Market Plus Fund, in the aggregate, would not cause the First Quadrant Tax-Managed Total Market Plus Fund's expense ratio in such year to exceed ___% of the average daily net assets of the First Quadrant Tax-Managed Total Market Plus Fund and provided further that no additional payments shall be made with respect to amounts waived, paid or reimbursed more than three (3) years prior to the date the Fund accrues a liability with respect to such additional payment.

Administration Fees Pursuant to Section 2(b)
--------------------------------------------
     None.

Exhibit d.6



                     SUB-ADVISORY AGREEMENT


     AGREEMENT made as of the ___ day of________,2000 between THE MANAGERS FUNDS LLC, a limited liability company organized under the laws of the state of Delaware and having its principal place of business in Norwalk, Connecticut (the "Adviser") and FIRST QUADRANT, L.P., a limited partnership organized under the laws of the state of ________ and having its principal place of business at 800 E. Colorado Boulevard, Pasadena, CA 91101 (the "Sub-Adviser").

     WHEREAS, the Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"); and

     WHEREAS, the Sub-Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Advisers Act; and

     WHEREAS, MANAGERS AMG FUNDS, a Massachusetts business trust (the "Trust"), proposes to engage in business as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

     WHEREAS, the Trust currently intends to offer shares in one series, the First Quadrant Tax-Managed Total Market Plus Fund, such series together with all other series subsequently established by the Trust with respect to which the Sub-Adviser renders management and investment advisory services pursuant to the terms of this Agreement, being herein collectively referred to as the "Funds" and individually as a "Fund"; and

     WHEREAS, pursuant to the Investment Management Agreement, as of even date herewith, between the Trust and the Adviser (the
"Advisory Agreement"), the Adviser is required to perform investment advisory services for the Funds.

     NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

     1.   APPOINTMENT OF SUB-ADVISER.

               (a) First Quadrant Tax-Managed Total Market Plus Fund. The Adviser hereby employs the Sub-Adviser to provide investment advisory services to the Essex Aggressive Growth Fund for the period and on the terms herein set forth. The Sub-Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

               (b) Additional Funds. In the event that the Trust establishes one or more series of shares other than the First Quadrant Tax-Managed Total Market Fund with respect to which the Adviser desires to retain the Sub-Adviser to render investment advisory services hereunder, the Adviser shall so notify the Sub-Adviser in writing, indicating the advisory fee to be payable with respect to the additional series of shares. If the Sub-Adviser is willing to render such services on the terms provided for herein, it shall so notify the Adviser in writing, whereupon such series shall become a Fund hereunder.

     2.   DUTIES OF ADVISER AND SUB-ADVISER.

          (i) Delivery of Documents. The Adviser has furnished the Sub-Adviser with true copies of each of the following:

               (a) The Trust's Master Trust Agreement, as filed with the Secretary of State of the Commonwealth of Massachusetts and all amendments and supplements thereto (such Master Trust Agreement, as presently in effect and as it shall from time to time be amended or supplemented, is herein called the "Declaration");

               (b)  The Trust's By-Laws and amendments and
          supplements thereto (such By-Laws, as presently in effect and as it shall from time to time be amended and supplemented, is herein called the "By-Laws");

               (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Adviser and Sub-Adviser and approving the Advisory Agreement and this Agreement and copies of the minutes of the initial meeting of shareholders of each Fund;

               (d)  The Trust's Notification of Registration on
          Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on August 6, 1999 and all amendments thereto;

               (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933 as amended (the "1933 Act") and the 1940 Act (File Nos. 333-84639 and 811-9521) as filed with the Securities and Exchange

          Commission on August 6, 1999, and all amendments thereto (the "Registration Statement");

               (f) The most recent prospectus (such prospectus, as in effect from time to time and all amendments and supplements thereto are herein called the "Prospectus") of each Fund;

               (g) All resolutions of the Board of Trustees of the Trust pertaining to the objectives, investment policies and investment restrictions of the each Fund;
          and

               (h) Copies of the executed Advisory Agreement between the Trust and the Adviser relating to each Fund.

               The Adviser will furnish the Sub-Adviser from time to time with copies of all amendments of or supplements to items (a), (b), (c), (e), (f), (g) and (h) to the extent such amendments or supplements relate to or affect the obligations of the Sub-Adviser hereunder with respect to the First Quadrant Tax-Managed Total Market Fund or any other series of the Trust that hereafter becomes a Fund hereunder.

          (ii) The Sub-Adviser, at its own expense, shall furnish the following services to the Trust:

               (a)  Investment Program.  The Sub-Adviser is
          hereby authorized and directed and hereby agrees, subject to the stated investment objective and policies of the Funds as set forth in the Trust's current Registration Statement and subject to the supervision of the Adviser and the Board of Trustees of the Trust, to (i) develop and furnish continuously an investment program and strategy for each Fund in compliance with that Fund's investment objective and policies as set forth in the Trust's current Registration Statement,
          (ii) provide research and analysis relative to the investment program and investments of each Fund, (iii) determine (subject to the overall supervision of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents, and (iv) make changes on behalf of the Trust in the investments of each Fund. In accordance with paragraph 2(ii)(b), the Sub-Adviser shall arrange for the placing of all orders for the purchase and sale of securities and other investments for each Fund's account and will exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or transactions. The Sub-Adviser will make its officers and employees available to meet with the Adviser's officers and directors on due notice at reasonable times to review the investments and investment program of each Fund in the light of current and prospective economic and market conditions.

               In the performance of its duties hereunder, the Sub-Adviser is and shall be an independent contractor and except as expressly provided for herein or otherwise expressly provided or authorized shall have no authority to act for or represent any Fund or the Trust in any way or otherwise be deemed to be an agent of any Fund, the Trust or of the Adviser. If any occasion should arise in which the Sub-Adviser gives any advice to its clients concerning the shares of a Fund, the Sub-Adviser will act solely as investment counsel for such clients and not in any way on behalf of the Trust or any Fund.

               (b) Portfolio Transactions. In connection with the management of the investment and reinvestment of each Fund, the Sub-Adviser, acting by its own officers, directors or employees or by a duly authorized subcontractor, is authorized to select the broker or dealers that will execute purchase and sale transactions for the Trust.

               In executing portfolio transactions and selecting brokers or dealers, if any, the Sub-Adviser will use its best efforts to seek on behalf of a Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, with respect to the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Sub-Adviser with respect to the First Quadrant Tax-Managed Total Market Fund and/or other accounts over which the Sub-Adviser exercises investment discretion. The Sub-Adviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

               The Sub-Adviser may buy securities for a Fund at the same time it is selling such securities for another client account and may sell securities for a Fund at the time it is buying such securities for another client account. In such cases, subject to applicable legal and regulatory requirements, and in compliance with such procedures of the Trust as may be in effect from time to time, the Sub-Adviser may effectuate cross transactions between a Fund and such other account if it deems this to be advantageous. The Sub-Adviser also may cause a Fund to enter into other types of investment transactions (e.g., a long position on a particular securities index) at the same time it is causing other client accounts to take opposite economic positions (e.g., a short position on the same index).

               On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as other clients, the Sub-Adviser, to the extent permitted by applicable laws and regulations, and in compliance with such procedures of the Trust as may be in effect from time to time, may aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the subject Fund and to such clients.

               The Sub-Adviser will advise the Funds' custodian or such depository or agents as may be designated by the custodian and the Adviser promptly of each purchase and sale of a portfolio security, specifying the name of the issuer, the description and amount or number of shares of the security purchased, the market price, the commission and gross or net price, the trade date and settlement date and the identity of the effecting broker or dealer. The Sub-Adviser shall not have possession or custody of any Fund investments. The Trust shall be responsible for all custodial agreements and the payment of all custodial charges and fees and, upon the Sub-Adviser giving proper instructions to the custodian, the Sub-Adviser shall have no responsibility or liability for the acts, omissions or other conduct of the custodian.

               The Sub-Adviser shall, upon due notice from the Adviser, provide such periodic and special reports describing any such research, advice or other services received and the incremental commissions, net price or other consideration to which they relate.

               Notwithstanding the foregoing, the Sub-Adviser agrees that the Adviser shall have the right by written notice to identify securities that may not be purchased on behalf of any Fund and/or brokers and dealers through which portfolio transaction on behalf of the Funds may not be effected, including, without limitation, brokers or dealers affiliated with the Adviser. The Sub-Adviser shall refrain from purchasing such securities for the Fund or directing any portfolio transaction to any such broker or dealer on behalf of the Fund, unless and until the written approval of the Adviser to do so is obtained, but the Sub-Adviser shall not be liable to the First Quadrant Tax-Managed Total Market

          Fund for so acting.  In addition, the Sub-
          Adviser agrees that it shall not direct portfolio transactions for the Fund through any broker or dealer that is an "affiliated person" of the Sub-Adviser (as that term is defined in the Act or interpreted under applicable rules and regulations of the Securities and Exchange Commission) without the prior written approval of the Adviser and in no event shall the Sub-Adviser direct portfolio transactions on behalf of the Fund to any broker/dealer in recognition of sales of shares of any investment company or receipt of research or other service without prior written approval of the Adviser. The Adviser agrees that it will provide the Sub-Adviser with a list of brokers and dealers that are "affiliated persons" of the Funds.

               (c) Reports. The Sub-Adviser shall render to the Board of Trustees of the Trust such periodic and special reports as the Board of Trustees may request with respect to matters relating to the duties of the Sub-Adviser set forth herein.

     3.   SUB-ADVISORY FEE.

     For the services to be provided by the Sub-Adviser as provided in Paragraph 2 hereof, the Adviser shall pay to the Sub-Adviser an annual fee as set forth on Schedule A to this Agreement.

     In the case of commencement or termination of this Agreement with respect to any Fund during any calendar month, the fee with respect to such Fund for that month shall be reduced proportionately based upon the number of calendar days during which it is in effect, and the fee shall be computed during the average daily net assets of such Fund for the days during which it is in effect.

     4.   EXPENSES.

     During the term of this Agreement, the Sub-Adviser will bear all expenses incurred by it in the performance of its duties hereunder, other than those expenses specifically assumed by the Trust hereunder. The Trust shall assume and shall pay (i) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which any Fund is a party, and (ii) interest on borrowed money, if any. In addition to these expenses, the Trust shall pay all brokers' and underwriting commissions chargeable to the Trust in connection with the securities transactions to which any Fund is a party.

     5.   COMPLIANCE WITH APPLICABLE REGULATIONS.

     In performing its duties hereunder, the Sub-Adviser

          (i) shall establish compliance procedures (copies of which shall be provided to the Adviser, and shall be subject to review and approval by the Adviser) reasonably calculated to ensure compliance at all times with: all applicable provisions of the 1940 Act and the Advisers Act, and any rules and regulations adopted thereunder; Subchapter M of the Internal Revenue Code of 1986, as amended; the provisions of the Registration Statement; the provisions of the Declaration and the By-Laws of the Trust, as the same may be amended from time to time; and any other applicable provisions of state, federal or foreign law.

          (ii) acknowledges that the Trust has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Act and that the Sub-Adviser and certain of its employees, officers and directors may be subject to reporting requirements thereunder and, accordingly, agrees that it shall, on a timely basis, furnish, and shall cause its employees, officers and directors to furnish, to the Adviser and/or to the Trust, all reports and information required to be provided under such code of ethics with respect to such persons.

          (iii) agrees that it will maintain for the Trust all and only such records as required under Rules 31a-1 and 31a-2 under the 1940 Act in respect to its services hereunder and that such records are the property of the Trust and further agrees to surrender promptly to the Trust any such records upon the Trust's request all in accordance with Rule 31a-3 under the 1940 Act.

     6.   LIABILITY OF SUB-ADVISER; INDEMNIFICATION.

     Neither the Sub-Adviser nor the officers, directors, employees, agents, or legal representatives (collectively, "Related Persons") of the Sub-Adviser shall be liable for any error of judgment or mistake of law, or for any loss suffered by any Fund or its shareholders in connection with the matters to which this Agreement relates; provided that, except as set forth in the succeeding paragraph, no provision of this Agreement shall be deemed to protect the Sub-Adviser or its Related Persons against any liability to which it might otherwise be subject by reason of any willful misfeasance, bad faith or negligence or the reckless disregard of the Sub-Adviser's obligations and duties (each of which is hereby referred to as a "Culpable Act") under this Agreement.

     Neither the Sub-Adviser nor its Related Persons shall be liable for any error of judgment or mistake of law, or for any loss suffered by the Adviser or its Related Persons in connection with the matters to which this Agreement relates; provided that this provision shall not be deemed to protect the Sub-Adviser or its Related Persons against any liability to which it might otherwise be subject by reason of any Culpable Act by the Sub-Adviser or its Related Persons.

     The Adviser shall indemnify the Sub-Adviser and its Related Persons and hold them harmless from and against any and all actions, suits or claims whether groundless or meritorious and from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities (collectively, "Damages") arising directly or indirectly out of or in connection with the performance of services by the Sub-Adviser or its Related Persons hereunder to the extent such Damages result from any Culpable Act of the Adviser or any Related Person of the Adviser.

     The Sub-Adviser shall indemnify the Adviser and its Related Persons from and against any Damages arising directly or indirectly out of or in connection with the performance of services by the Adviser or its Related Persons under this Agreement or the Advisory Agreement, in each case, to the extent such Damages result from any Culpable Act of the Sub-Adviser or any of its Related Persons.

     7.   REPRESENTATIONS AND WARRANTIES.

          (a) Adviser. The Adviser represents and warrants to the Sub-Adviser that (i) the retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is authorized by the respective governing documents of the Trust and the Adviser; (ii) the execution, delivery and performance of each of this Agreement and the Advisory Agreement does not violate any obligation by which the Trust or the Adviser or their respective property is bound, whether arising by contract, operation of law or otherwise; and (iii) each of this Agreement and the Advisory Agreement has been duly authorized by appropriate action of the Trust and the Adviser and when executed and delivered by the Adviser will be the legal, valid and binding obligation of the Trust and the Adviser, enforceable against the Trust and Adviser in accordance with its terms hereof subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors' rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

          (b) Sub-Adviser. The Sub-Adviser represents and warrants to the Adviser that (i) the retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is authorized by the Sub-Adviser's governing documents; (ii) the execution, delivery and performance of this Agreement does not violate any obligation by which the Sub-Adviser or its property is bound, whether arising by contract, operation of law or otherwise; and
(iii) this Agreement has been duly authorized by appropriate action of the Sub-Adviser and when executed and delivered by the Sub-Adviser will be the legal, valid and binding obligation of the Sub-Adviser, enforceable against the Sub-Adviser in accordance with its terms hereof, subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors' rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

     8.   DURATION AND TERMINATION OF THIS AGREEMENT.

          (a) Duration. This Agreement shall become effective with respect to the First Quadrant Tax-Managed Total Market Fund on the date hereof and, with respect to any additional Fund, on the date of receipt by the Adviser of notice from the Sub-Adviser in accordance with Paragraph 1(b) hereof that the Sub-Adviser is willing to serve as Sub-Adviser with respect to such Fund.
Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the date hereof with respect to the First Quadrant Tax-Managed Total Market Fund and, with respect to each additional Fund, for two years from the date on which such Fund becomes a Fund hereunder. Subsequent to such initial periods of effectiveness, this Agreement shall continue in full force and effect for periods of one year thereafter with respect to each Fund so long as such continuance with respect to any such Fund is approved at least annually (a) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund, and
(b) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

          (b) Amendment. This Agreement may be amended by agreement of the parties, provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement cast in person at a meeting called for that purpose, and by the holders of a majority of the outstanding voting securities of the Trust.

          (c) Termination. This Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, (i) by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, (ii) by the Adviser, or (iii) by the Sub-Adviser, in each case on sixty (60) days' prior written notice to the other party. Upon the effective date of termination of this Agreement, the Sub-Adviser shall deliver all books and records of the Trust or any Fund held by it (i) to such entity as the Trust may designate as a successor sub-adviser, or (ii) to the Adviser.

          (d) Automatic Termination. This Agreement shall automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act).

          (e) Approval, Amendment or Termination by Individual Fund. Any approval, amendment or termination of this Agreement by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of any Fund shall be effective to continue, amend or terminate this Agreement with respect to any such Fund notwithstanding (i) that such action has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected thereby, and (ii) that such action has not been approved by the vote of a majority of the outstanding voting securities of the Trust, unless such action shall be required by any applicable law or otherwise.

     9.   SERVICES NOT EXCLUSIVE.

     The services of the Sub-Adviser to the Adviser in connection with the Funds hereunder are not to be deemed exclusive, and the Sub-Adviser shall be free to render similar services to others so long as its services hereunder are not impaired thereby. It is understood that the persons employed by the Sub-Adviser to assist in the performance of its duties hereunder will not devote their full time to such services and nothing hereunder contained shall be deemed to limit or restrict the right of the Sub-Adviser to engage in or devote time and attention to other businesses or to render services of whatever kind or nature.

     10.  RESERVATION OF NAME.

          (a) The parties hereby acknowledge that Essex Investment Management Company, LLC has reserved the right to grant the nonexclusive use of the name "Essex" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Essex." The name "Essex" will continue to be used by the Trust so long as such use is mutually agreeable to Essex Investment Management Company, LLC and the Trust. The Adviser and the Trust acknowledge that the Trust shall cease using the name "Essex" as a part of the Fund's name and that the Adviser, the Trust or any Fund, or any of their affiliates, shall not promote the Trust or any Fund or conduct the business of the Trust or any Fund in any way in such name if this Agreement is terminated for any reason and the Sub-Adviser does not expressly consent in writing to such use of the name "Essex." Future names adopted by the Trust for itself or any Fund, insofar as such names include identifying words requiring the consent of the Sub-Adviser, shall be the property of the Sub-Adviser and shall be subject to the same terms and conditions.

          (b) The parties hereby acknowledge that The Managers Funds LLC has reserved the right to grant the nonexclusive use of the name "Managers" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Managers." The name "Managers" will continue to be used by the Trust so long as such use is mutually agreeable to The
Managers Funds LLC and the Trust.   Essex and the Trust
acknowledge that the Trust shall cease using the name "Managers" as a part of the Trust's name and that Essex, the Trust or any Fund, or any of their affiliates, shall not promote the Trust or any Fund or conduct the business of the Trust or any Fund in any way in such name if this Agreement is terminated for any reason and the Adviser does not expressly consent in writing to such use of the name "Managers." Future names adopted by the Trust for itself or any Fund, insofar as such names include identifying words requiring the consent of the Adviser, shall be the property of the Adviser and shall be subject to the same terms and conditions.

     11.  MISCELLANEOUS.

          (a) Notices. All notices or other communications given under this Agreement shall be made by guaranteed overnight delivery, telecopy or certified mail; notice is effective when received. Notice shall be given to the parties at the following addresses:

          The Adviser:   The Managers Funds LLC
                         40 Richards Avenue
                         Norwalk, Connecticut  06854
                         Facsimile No.: 203-857-5316
                         Attention:  Peter Lebovitz

          Sub-Adviser:   First Quadrant, L.P.
                         800 E. Colorado Boulevard
                         Pasadino, CA 91101
                         Facsimile No.: ____________
                         Attention:  _______________

          (b) Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

          (c) Applicable Law. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

          (d) Counterparties. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

          (e) Entire Agreement. This Agreement states the entire agreement of the parties hereto, and is intended to be the complete and exclusive statement of the terms hereof. It may not be added to or changed orally, and may not be modified or rescinded except by a writing signed by the parties hereto and in accordance with the Investment Company Act of 1940, as amended, when applicable.

     IN WITNESS WHEREOF, the Adviser and the Sub-Adviser have caused this Agreement to be executed as of the date first set forth above.


                              THE MANAGERS FUNDS LLC


                              By:------------------------------
                                 Name:
                                 Title:

                              FIRST QUADRANT, L.P.


                              By:-------------------------------
                                 Name:
                                 Title:

     Acknowledged and agreed to as of the date first set forth above with respect to the Trust's obligations under Paragraph 10 of this Agreement.


                              MANAGERS AMG FUNDS


                              By:-------------------------------
                                 Name:
                                 Title:

                           SCHEDULE A

First Quadrant Tax-Managed Total Market Plus Fund
-------------------------------------------------
     The Adviser shall pay to the Sub-Adviser an annual gross investment sub-advisory fee equal to ___% of the average daily net assets of the First Quadrant Tax-Managed Total Market Plus Fund. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

     The Sub-Adviser may voluntarily waive all or a portion of the sub-advisory fee payable from time to time hereunder.

     The Sub-Adviser agrees that, during any period in which the Adviser has waived all or a portion of the advisory fee payable by the Trust to the Adviser under the Advisory Agreement with respect to the Fund, if requested by the Adviser, the Sub-Adviser will waive a pro rata share (or such lesser share as the Adviser may request) of the sub-advisory fee payable hereunder with respect to the Fund, such that the amount waived by the Sub-Adviser shall bear the same ratio to the total amount of the sub-advisory fees payable hereunder with respect to the Fund as the amount waived by the Adviser bears to all fees payable to the Adviser under the Advisory Agreement with respect to the Fund.

     The Sub-Adviser agrees that, during any period in which the Adviser has agreed to pay or reimburse the Trust for expenses of the Fund, if requested by the Adviser, the Sub-Adviser shall pay or reimburse the Trust for the entire amount of all such expenses of the Fund (or such lesser amount as the Adviser may request). The Adviser agrees that, in addition to any amounts otherwise payable to the Sub-Adviser with respect to the Fund hereunder, the Adviser shall pay the Sub-Adviser all amounts previously paid or reimbursed by the Sub-Adviser to the extent that such amounts are subsequently paid by the Trust to the Adviser under the Advisory Agreement.